Schedule of Investments
May 31, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–112.83%(a)
Alabama–4.30%
Alabama (State of) Port Authority;
Series 2017 A, Ref. RB (INS - AGM)(b)(c)	5.00%	10/01/2028	$ 2,710	$ 3,361,701
Series 2017 A, Ref. RB (INS - AGM)(b)(c)	5.00%	10/01/2029	2,380	2,937,658
Birmingham (City of) & Jefferson (County of), AL Civic Center Authority;
Series 2018 A, RB	4.00%	07/01/2043	7,040	7,087,379
Series 2018 A, RB	5.00%	07/01/2048	10,500	11,148,585
Series 2018 D, RB	5.00%	05/01/2035	1,365	1,497,446
Series 2018 D, RB	5.00%	05/01/2036	1,170	1,278,389
Birmingham (City of), AL;
Series 2018 B, GO Wts.	5.00%	12/01/2036	1,700	2,130,831
Series 2018 B, GO Wts.	5.00%	12/01/2037	1,535	1,916,877
Series 2018 B, GO Wts.	5.00%	12/01/2038	1,575	1,960,072
Series 2018 B, GO Wts.	5.00%	12/01/2043	5,190	6,380,067
Birmingham-Jefferson Civic Center Authority; Series 2018 XF2668, Revenue Ctfs.(d)	5.00%	05/01/2048	12,870	13,743,101
Homewood (City of), AL Educational Building Authority (Samford University); Series 2017 A, Ref. RB	5.00%	12/01/2047	4,500	4,955,535
Hoover (City of), AL Industrial Development Board (United States Steel Corp.); Series 2019, RB(b)	5.75%	10/01/2049	7,500	6,213,225
Jefferson (County of), AL;
Series 2013 A, RB (INS - AGM)(c)	5.50%	10/01/2053	5,000	5,606,300
Series 2013 C, Wts. (INS - AGM)(c)(e)	6.75%	10/01/2046	20,045	19,477,125
Series 2013 C, Wts. (INS - AGM)(c)(e)	6.90%	10/01/2050	17,500	16,972,025
Series 2013 D, Wts.	7.00%	10/01/2051	25,000	29,261,000
Series 2013 D, Wts.	6.50%	10/01/2053	31,500	36,318,555
Series 2013 F, Revenue Wts.(e)	7.50%	10/01/2039	21,895	20,906,003
Series 2013 F, Revenue Wts.(e)	7.75%	10/01/2046	30,000	28,478,100
Series 2013-F, Revenue Wts.(e)	7.90%	10/01/2050	24,050	22,779,198
Mobile (City of), AL Improvement District (McGowin Park);
Series 2016 A, RB	5.25%	08/01/2030	500	485,780
Series 2016 A, RB	5.50%	08/01/2035	1,300	1,235,260
Tender Option Bond Trust; Series 2018 XF2667, Revenue Ctfs.(d)	5.00%	07/01/2048	18,120	19,239,272
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(f)	5.25%	05/01/2044	13,365	13,679,612
				279,049,096
Alaska–0.13%
Alaska (State of) Industrial Development & Export Authority (Boys & Girls Home & Family Services, Inc.);
Series 2007 C, RB(g)	5.88%	12/01/2027	1,650	82,500
Series 2007 C, RB(g)	6.00%	12/01/2036	500	25,000
Alaska (State of) Municipal Bond Bank Authority;
Series 2016 4, Ref. RB(b)	5.00%	12/01/2030	1,755	2,095,628
Series 2016 4, Ref. RB(b)	5.00%	12/01/2031	1,365	1,620,733
Series 2016 4, Ref. RB(b)	5.00%	12/01/2032	1,960	2,316,700
Series 2016 4, Ref. RB(b)	5.00%	12/01/2033	2,055	2,420,770
				8,561,331
Arizona–2.23%
Arizona (State of) Industrial Development Authority (Academies of Math & Science);
Series 2018 B, RB(f)	5.50%	07/01/2038	1,165	1,210,505
Series 2018 B, RB(f)	5.63%	07/01/2048	2,250	2,348,437
Series 2018 B, RB(f)	5.75%	07/01/2053	3,500	3,667,475
Arizona (State of) Industrial Development Authority (ACCEL Schools);
Series 2018 A, RB(f)	5.13%	08/01/2038	2,515	2,510,397
Series 2018 A, RB(f)	5.25%	08/01/2048	3,945	3,865,153
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Arizona (State of) Industrial Development Authority (Franklin Phonetic Charter School);
Series 2017, Ref. RB(f)	5.50%	07/01/2037	$ 580	$ 584,362
Series 2017, Ref. RB(f)	5.75%	07/01/2047	680	683,101
Series 2017, Ref. RB(f)	5.88%	07/01/2052	645	650,721
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence - Parker Colorado Campus); Series 2019, RB(f)	5.00%	07/01/2054	3,000	2,698,080
Arizona (State of) Industrial Development Authority (Mater Academy of Nevada Mountain Vista Campus Project);
Series 2018 A, RB(f)	5.25%	12/15/2038	1,415	1,419,627
Series 2018 A, RB(f)	5.50%	12/15/2048	2,260	2,273,492
Arizona (State of) Industrial Development Authority (Provident Group-NCCU Properties LLC);
Series 2019 A, RB (INS - BAM)(c)	5.00%	06/01/2049	2,250	2,595,015
Series 2019 A, RB (INS - BAM)(c)	5.00%	06/01/2058	1,930	2,211,838
Cadence Community Facilities District (Assessment District No. 1); Series 2019, RB	4.50%	07/01/2043	445	377,404
East San Luis (City of), AZ Community Facilities District (Assessment Area One);
Series 2007, RB(g)(h)	6.38%	01/01/2028	1,030	925,022
Series 2009, Ref. RB(g)(h)	8.50%	01/01/2028	140	91,000
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus); Series 2017, Ref. RB	5.00%	11/15/2045	3,100	2,518,378
La Paz (County of), AZ Industrial Development Authority (Charter School Solutions- Harmony Public Schools);
Series 2018 A, RB	5.00%	02/15/2038	500	541,670
Series 2018 A, RB	5.00%	02/15/2048	1,200	1,278,984
Maricopa (County of), AZ Industrial Development Authority (Christian Care Surprise, Inc.); Series 2016, RB(f)	6.00%	01/01/2048	11,475	10,018,019
Maricopa (County of), AZ Industrial Development Authority (GreatHearts Arizona);
Series 2017 C, RB	5.00%	07/01/2037	220	257,400
Series 2017 C, RB	5.00%	07/01/2048	405	465,394
Maricopa (County of), AZ Industrial Development Authority (Immanuel Campus of Care); Series 2006 B, Ref. RB(g)(h)	8.50%	04/20/2041	1,870	1,290,300
Merrill Ranch Community Facilities District No. 1 (Assessment Area One); Series 2006, RB	5.25%	07/01/2024	187	187,144
Merrill Ranch Community Facilities District No. 2; Series 2016, GO Bonds	5.25%	07/15/2040	810	938,377
Merrill Ranch Community Facilities District No. 2 (Assessment Area One);
Series 2006, RB	5.25%	07/01/2024	166	166,108
Series 2006, RB	5.30%	07/01/2030	409	409,143
Parkway Community Facilities District;
Series 2006, GO Bonds	5.30%	07/15/2025	420	373,078
Series 2006, GO Bonds	5.35%	07/15/2031	350	280,049
Phoenix (City of), AZ Industrial Development Authority (Downtown Phoenix Student Housing, LLC- Arizona State University); Series 2018 A, Ref. RB	5.00%	07/01/2042	1,000	1,012,890
Phoenix (City of), AZ Industrial Development Authority (Espiritu Community Development Corp. Charter School); Series 2006 A, RB	6.25%	07/01/2036	1,725	1,724,845
Phoenix (City of), AZ Industrial Development Authority (Freedom Academy, Inc.); Series 2016, RB(f)	5.50%	07/01/2046	4,135	4,151,747
Phoenix (City of), AZ Industrial Development Authority (Gourmet Boutique West LLC); Series 2007 B, IDR(b)	5.88%	11/01/2037	2,770	1,968,307
Phoenix (City of), AZ Industrial Development Authority (Leman Academy of Excellence - Oro Valley);
Series 2019 A, RB(f)	5.00%	07/01/2049	595	567,802
Series 2019 A, RB(f)	5.00%	07/01/2054	530	500,246
Phoenix (City of), AZ Industrial Development Authority (Vista College Preparatory); Series 2018 A, RB	5.00%	07/01/2048	1,185	1,372,894
Phoenix Civic Improvement Corp.;
Series 2018, RB(b)	5.00%	07/01/2048	10,000	11,399,300
Series 2020, RB	5.00%	07/01/2044	7,500	9,819,750
Pima (County of), AZ Industrial Development Authority (American Leadership Academy);
Series 2015, Ref. RB(f)	5.63%	06/15/2045	2,250	2,248,445
Series 2017, RB(f)	5.00%	06/15/2052	2,970	2,653,487
Pima (County of), AZ Industrial Development Authority (Arizona Charter Schools Ref.); Series 2013 Q, Ref. RB	5.38%	07/01/2031	4,335	4,468,735
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Pima (County of), AZ Industrial Development Authority (Christian Care Tuscon, Inc.);
Series 2017 A, Ref. RB	5.00%	06/15/2037	$ 1,550	$ 1,669,024
Series 2017 C, RB	5.00%	12/15/2047	2,830	3,017,827
Pima (County of), AZ Industrial Development Authority (Excalibur Charter School (The)); Series 2016, Ref. RB(f)	5.50%	09/01/2046	2,400	2,203,656
Pima (County of), AZ Industrial Development Authority (Milestones Charter School Refunding); Series 2017 A, Ref. RB(f)	6.50%	11/01/2047	5,530	5,304,763
Pima (County of), AZ Industrial Development Authority (New Plan Learning, Inc.); Series 2011 A, RB	8.13%	07/01/2041	2,955	2,897,821
Pima (County of), AZ Industrial Development Authority (P.L.C. Charter Schools);
Series 2016, Ref. RB(f)	6.00%	12/01/2036	3,315	3,364,791
Series 2016, Ref. RB(f)	6.00%	12/01/2046	6,310	6,310,000
Pima (County of), AZ Industrial Development Authority (Paideia Academies (The));
Series 2015, RB(f)	6.00%	07/01/2035	1,025	1,049,672
Series 2015, RB(f)	6.13%	07/01/2045	3,310	3,353,659
Series 2019, RB	5.13%	07/01/2039	650	608,270
Series 2019, RB	5.25%	07/01/2049	810	735,091
Pinal (County of), AZ Industrial Development Authority (San Manuel Facility); Series 2006, RB(b)	6.25%	06/01/2026	500	529,605
Pinal (County of), AZ Industrial Development Authority (WOF SW GGP 1 LLC); Series 2018, RB(b)(f)	7.25%	10/01/2033	20,000	15,506,200
Show Low Bluff Community Facilities District (Assessment Area One); Series 2007, RB(f)	5.60%	07/01/2031	220	187,130
Southside Community Facilities District No. 1; Series 2008, RB	7.25%	07/01/2032	1,022	555,191
Tempe (City of), AZ Industrial Development Authority (Friendship Village of Tempe); Series 2012 A, Ref. RB	6.00%	12/01/2032	695	696,279
Tempe (City of), AZ Industrial Development Authority (Friendship Village); Series 2012 A, Ref. RB	6.25%	12/01/2042	1,550	1,513,451
Tempe (City of), AZ Industrial Development Authority (Mirabella at ASU);
Series 2017 A, RB(f)	6.00%	10/01/2037	1,010	986,528
Series 2017 A, RB(f)	6.13%	10/01/2052	2,360	2,262,272
Verrado Community Facilities District No. 1;
Series 2013 A, Ref. GO Bonds(f)	6.00%	07/15/2027	1,800	1,859,670
Series 2013 B, GO Bonds(f)	5.70%	07/15/2029	675	686,887
Series 2013 B, GO Bonds(f)	6.00%	07/15/2033	610	618,766
				144,640,674
Arkansas–0.06%
Cave Springs Municipal Property Owners’ Improvement District No. 3; Series 2007, GO Bonds(g)(h)	6.25%	02/01/2038	5,045	3,682,850
California–14.11%
Blythe (City of), CA Redevelopment Agency Successor Agency (Project No. 1); Series 2000 A, RB	6.20%	05/01/2031	165	165,185
California (County of), CA Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB(i)	0.00%	06/01/2055	212,950	13,541,490
California (County of), CA Tobacco Securitization Agency (Gold Country Settlement Funding Corp.); Series 2006, RB(i)	0.00%	06/01/2033	6,155	2,917,347
California (County of), CA Tobacco Securitization Agency (Los Angeles County Securitization Corp.); Series 2006, RB(e)	5.70%	06/01/2046	42,120	42,141,902
California (State of); Series 2019, GO Bonds	5.00%	04/01/2049	3,200	4,030,592
California (State of) County Tobacco Securitization Agency;
Series 2006 A, RB(i)	0.00%	06/01/2050	520,920	83,435,756
Series 2006 B, RB(i)	0.00%	06/01/2050	107,400	13,208,052
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.);
Series 2002, RB	5.88%	06/01/2035	2,720	2,721,006
Series 2002, RB	6.00%	06/01/2042	19,120	19,127,074
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.);
Series 2002, RB	6.13%	06/01/2038	5,000	4,828,400
Series 2006 A, RB(i)	0.00%	06/01/2046	127,310	24,140,522
Series 2006 B, RB(i)	0.00%	06/01/2046	33,920	6,084,230
Series 2006 C, RB(i)	0.00%	06/01/2055	215,100	15,702,300
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) County Tobacco Securitization Agency (Gold Country Funding Corp.); Series 2006, RB	5.25%	06/01/2046	$ 7,000	$ 6,479,970
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.); Series 2006 A, RB(e)	5.65%	06/01/2041	18,500	18,509,620
California (State of) County Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2002 A, RB	5.88%	06/01/2043	6,425	6,427,442
California (State of) Enterprise Development Authority (Sunpower Corp. - Headquarters); Series 2010, RB	8.50%	04/01/2031	9,125	9,224,098
California (State of) Housing Finance Agency; Series 2019 A-1, RB	4.25%	01/15/2035	601	622,426
California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB(b)	5.00%	12/31/2043	10,800	11,725,776
Series 2018 A, RB(b)	5.00%	12/31/2047	2,750	2,974,483
Series 2018 B, RB(b)	5.00%	06/01/2048	2,575	2,782,210
California (State of) Pollution Control Financing Authority (Aemerge Redpak Services Southern California LLC); Series 2017, RB(b)(f)(g)	8.00%	12/01/2027	3,000	900,000
California (State of) Pollution Control Financing Authority (CalPlant I);
Series 2017, RB(b)(f)	7.50%	07/01/2032	6,075	3,280,500
Series 2017, RB(b)(f)	8.00%	07/01/2039	14,995	8,097,300
California (State of) School Finance Authority (Escuela Popular); Series 2017, RB(f)	6.50%	07/01/2050	4,130	4,320,063
California (State of) School Finance Authority (Grimmway Schools); Series 2016 A, RB(f)	5.25%	07/01/2051	5,945	5,978,530
California (State of) School Finance Authority (Kepler Neighborhood School);
Series 2017 A, RB(f)	5.00%	05/01/2027	370	377,045
Series 2017 A, RB(f)	5.75%	05/01/2037	900	925,767
Series 2017 A, RB(f)	5.88%	05/01/2047	1,230	1,252,632
California (State of) School Finance Authority (Rocketship Education);
Series 2017 A, RB(f)	5.13%	06/01/2047	595	586,016
Series 2017 A, RB(f)	5.25%	06/01/2052	665	656,874
California (State of) Statewide Communities Development Authority (Guidance Charter School);
Series 2017 A, RB(f)(g)(h)	6.50%	07/01/2037	4,020	1,567,800
Series 2017 A, RB(f)(g)(h)	6.75%	07/01/2052	14,690	5,729,100
California (State of) Statewide Communities Development Authority (NCCD-Hooper Street LLC-California College of the Arts); Series 2019, RB(f)	5.25%	07/01/2052	1,450	1,425,626
California (State of) Statewide Communities Development Authority (River Run Senior Apartments - Corona); Series 2003, RB(b)	6.75%	09/01/2037	10	10,012
California (State of) Statewide Communities Development Authority (Yucaipa Valley Water Reservoir); Series 2014, RB	6.00%	09/02/2044	7,645	7,749,889
California (State of) Statewide Finance Authority (Pooled Tobacco Securitization); Series 2002, RB	6.00%	05/01/2043	100	100,794
California (State of) Statewide Financing Authority;
Series 2002 A, RB	6.00%	05/01/2037	4,515	4,528,139
Series 2002 B, RB	6.00%	05/01/2043	12,030	12,065,007
California County Tobacco Securitization Agency (The) (Los Angeles County Securitization Corp.); Series 2006, RB(e)	5.60%	06/01/2036	420	420,218
California Infrastructure & Economic Development Bank; Series 2017, RB(d)	5.00%	05/15/2052	31,530	38,130,175
City of Los Angeles Department of Airports;
Series 2018 C, RB(b)(d)	5.00%	05/15/2044	55,750	63,857,723
Series 2018, Ref. RB(b)(d)	5.00%	05/15/2043	25,000	29,290,500
County of Santa Clara CA; Series 2013 B, GO Bonds(d)	4.00%	08/01/2040	15,920	16,730,169
Del Mar Race Track Authority; Series 2015, Ref. RB	5.00%	10/01/2038	4,075	3,850,264
Desert Hot Springs (City of), CA Redevelopment Agency Successor Agency; Series 2017, Ref. RB (INS - BAM)(c)	5.00%	09/01/2030	1,215	1,511,545
Fremont Union High School District; Series 2013, GO Bonds(d)	4.00%	08/01/2043	18,275	19,855,970
Fresno Unified School District; Series 2016 B, Ref. GO Bonds(i)	0.00%	08/01/2042	7,780	3,844,487
Garden Grove Unified School District (Election of 2016); Series 2019, GO Bonds	4.00%	08/01/2048	4,625	5,227,776
Golden State Tobacco Securitization Corp.;
Series 2007 A-2, RB(e)	5.30%	06/01/2037	31,350	31,740,934
Series 2017 A-1, Ref. RB	5.00%	06/01/2029	555	654,878
Independent Cities Finance Authority (Lamplighter Salinas Mobilehome Park); Series 2010 A, RB(j)(k)	6.25%	07/15/2020	1,835	1,848,120
Lathrop (City of), CA (Community Facilities District No. 03-2); Series 2003, RB	7.00%	09/01/2033	1,140	1,143,431
Long Beach (City of), CA; Series 2017 B, RB(b)	5.00%	05/15/2043	4,000	4,574,800
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Los Angeles (City of), CA (Community Facilities District No. 8); Series 2010, RB	5.75%	09/01/2040	$ 1,625	$ 1,635,091
Los Angeles (City of), CA Department of Airports; Series 2016 A, RB(b)	5.00%	05/15/2033	1,500	1,719,915
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport);
Series 2018 A, RB(b)	5.00%	05/15/2035	1,000	1,179,030
Series 2018 A, RB(b)	5.00%	05/15/2036	1,385	1,626,322
Los Angeles (City of), CA Department of Water & Power; Series 2017 A, RB	5.00%	07/01/2047	10,000	12,054,900
Los Angeles County Facilities, Inc. (Vermont Corridor County Administration Building);
Series 2018 A, RB	5.00%	12/01/2043	13,345	16,534,188
Series 2018 A, RB	5.00%	12/01/2051	7,875	9,657,191
Los Angeles Unified School District; Series 2020 RYQ, GO Bonds	4.00%	07/01/2044	10,000	11,692,400
Maywood (City of), CA Public Financing Authority (Infrastructure Refinancing); Series 2008 A, Ref. RB	7.00%	09/01/2038	255	255,036
Morongo Band of Mission Indians (The); Series 2018 A, RB(f)	5.00%	10/01/2042	4,500	4,157,955
Northern California Tobacco Securitization Authority; Series 2005 A-1, RB	5.38%	06/01/2038	10,200	10,200,510
Placer (County of), CA (Placer Corporate Center Assessment District No. 1); Series 2000, RB	6.50%	09/02/2030	45	45,154
Regional Airports Improvement Corp. (Los Angeles International Airport - Continental Airlines, Inc. Cargo Facilities); Series 1994, RB(b)	9.25%	08/01/2024	6,580	6,580,526
Rialto (City of), CA Redevelopment Agency Successor Agency; Series 2018, Ref. RB	5.00%	09/01/2037	3,975	4,852,402
Sacramento (City of), CA (Convention Center Complex); Series 2018 A, RB	5.00%	06/01/2048	10,000	11,221,800
Sacramento (City of), CA Municipal Utility District; Series 2020 H, RB	5.00%	08/15/2050	30,000	39,081,000
San Buenaventura (City of), CA (Community Memorial Health System); Series 2011, RB	8.00%	12/01/2031	2,000	2,072,660
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2018 D, RB(b)	5.00%	05/01/2048	4,700	5,385,777
Series 2019 E, RB(b)	5.00%	05/01/2050	58,000	67,188,360
San Francisco (City & County of), CA Redevelopment Financing Authority (Mission Bay North Redevelopment); Series 2011 C, RB(j)(k)	6.75%	02/01/2021	750	782,160
San Francisco (City & County of), CA Redevelopment Financing Authority (Mission Bay South Redevelopment); Series 2011 D, RB(j)(k)	7.00%	02/01/2021	1,000	1,043,220
Silicon Valley Tobacco Securitization Authority;
Series 2007 B, RB(i)	0.00%	06/01/2047	13,505	2,751,914
Series 2007 C, RB(i)	0.00%	06/01/2056	61,600	6,137,824
Silicon Valley Tobacco Securitization Authority (Santa Clara);
Series 2007 A, RB(i)	0.00%	06/01/2036	60,785	25,027,616
Series 2007 A, RB(i)	0.00%	06/01/2047	58,990	12,902,293
State of California;
Series 2020, Ref. GO Bonds(d)	4.00%	03/01/2037	12,500	15,120,000
Series 2020, Ref. GO Bonds(d)	4.00%	03/01/2038	15,000	18,048,900
Series 2020, Ref. GO Bonds(d)	4.00%	03/01/2040	13,000	15,528,760
Stockton Unified School District;
Series 2011 D, GO Bonds (INS - AGM)(c)(i)	0.00%	08/01/2037	6,245	4,333,406
Series 2011 D, GO Bonds (INS - AGM)(c)(i)	0.00%	08/01/2038	12,115	8,197,130
Series 2011 D, GO Bonds (INS - AGM)(c)(i)	0.00%	08/01/2041	14,735	9,144,394
Series 2011 D, GO Bonds (INS - AGM)(c)(i)	0.00%	08/01/2043	17,145	10,014,737
Vacaville Unified School District;
Series 2020 D, GO Bonds	4.00%	08/01/2042	1,000	1,156,780
Series 2020 D, GO Bonds	4.00%	08/01/2045	1,850	2,127,519
West Hollywood (City of), CA Community Development Department (East Side Redevelopment); Series 2011 A, RB	7.50%	09/01/2042	3,500	3,785,845
				916,264,680
Colorado–4.23%
Amber Creak Metropolitan District;
Series 2017 A, Ref. GO Bonds	5.13%	12/01/2047	1,075	992,290
Series 2017 B, GO Bonds	7.75%	12/15/2047	515	493,040
Arista Metroplitan District;
Series 2018 A, Ref. GO Bonds	5.00%	12/01/2038	1,240	1,228,034
Series 2018 A, Ref. GO Bonds	5.13%	12/01/2048	3,500	3,390,975
Banning Lewis Ranch Metropolitan District No. 4; Series 2018 A, GO Bonds	5.75%	12/01/2048	3,260	3,184,140
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Banning Lewis Ranch Metropolitan District No. 5;
Series 2018 A, GO Bonds	5.75%	12/01/2048	$ 2,195	$ 2,143,922
Series 2018 B, GO Bonds	8.00%	12/15/2048	500	489,775
Base Village Metropolitan District No. 2; Series 2016 A, Ref. GO Bonds	5.75%	12/01/2046	3,100	3,123,157
Bella Mesa Metropolitan District; Series 2020 A, GO Bonds(e)	6.75%	12/01/2049	3,785	2,640,530
Berthoud-Heritage Metropolitan District No. 1; Series 2019, RB	5.63%	12/01/2048	3,000	2,925,480
Blue Lake Metropolitan District No. 2; Series 2016 B, GO Bonds	8.00%	12/15/2046	500	493,580
Blue Lake Metropolitan District No. 3; Series 2018 A, GO Bonds	5.25%	12/01/2048	1,750	1,414,140
BNC Metropolitan District No. 1; Series 2017 B, GO Bonds	7.38%	12/15/2047	551	532,949
Brighton Crossing Metropolitan District No. 4; Series 2017 B, GO Bonds	7.00%	12/15/2047	670	635,073
Broadway Station Metropolitan District No. 3; Series 2019, GO Bonds	5.00%	12/01/2049	1,750	1,538,372
Bromley Park Metropolitan District No. 2; Series 2018 B, Ref. GO Bonds	6.38%	12/15/2047	1,000	964,380
Broomfield (City and County of), CO Midcities Metropolitan District No. 2; Series 2016 B, Ref. GO Bonds	7.75%	12/15/2046	1,919	1,851,969
Buffalo Ridge Metropolitan District; Series 2018 B, GO Bonds	7.38%	12/15/2047	2,734	2,613,813
Canyons Metropolitan District No. 5; Series 2017 A, Ref. GO Bonds	6.13%	12/01/2047	4,500	4,449,870
Canyons Metropolitan District No. 6; Series 2017 A, Ref. GO Bonds	6.13%	12/01/2047	2,000	1,927,760
Cherrylane Metropolitan District;
Series 2018 A, GO Bonds	5.25%	12/01/2047	1,345	1,249,155
Series 2018 B, GO Bonds	7.38%	12/15/2047	574	549,387
City Center West Commercial Metropolitan District;
Series 2020 A, Ref. GO Bonds	7.00%	12/01/2049	3,995	4,130,590
Series 2020 B, GO Bonds	9.00%	12/15/2049	581	599,046
Clear Creek Station Metropolitan District No. 2; Series 2017 B, GO Bonds	7.38%	12/15/2047	500	487,545
Colliers Hill Metropolitan District No. 1; Series 2019 B, Ref. GO Bonds	8.00%	12/15/2048	1,500	1,351,920
Colorado (State of) Health Facilities Authority; Series 2019 A, Ref. RB	4.00%	01/01/2037	3,050	3,389,831
Colorado (State of) Health Facilities Authority (CommonSpirit Health); Series 2019 A-2, Ref. RB	5.00%	08/01/2044	5,190	5,813,838
Colorado (State of) Health Facilities Authority (SCL Health System); Series 2019 B, Ref. RB	4.00%	01/01/2040	3,000	3,271,800
Colorado (State of) Health Facilities Authority (Volunteers of America Care); Series 2007 A, RB	5.30%	07/01/2037	1,030	807,057
Colorado (State of) International Center Metropolitan District No. 3; Series 2018 B, GO Bonds	7.50%	12/15/2038	1,040	1,016,122
Copper Ridge Metropolitan District;
Series 2019, RB	5.00%	12/01/2039	4,250	3,916,630
Series 2019, RB	5.00%	12/01/2043	1,750	1,571,552
Copperleaf Metropolitan District No. 3;
Series 2017 A, GO Bonds	5.00%	12/01/2037	500	491,420
Series 2017 A, GO Bonds	5.13%	12/01/2047	700	671,622
Series 2017 B, GO Bonds	7.63%	12/15/2047	506	499,118
Country Club Highlands Metropolitan District; Series 2007, GO Bonds(h)(l)	7.25%	12/01/2037	1,025	871,250
Creekside Village Metropolitan District;
Series 2019 A, GO Bonds	5.00%	12/01/2039	1,260	1,192,426
Series 2019 A, GO Bonds	5.00%	12/01/2049	2,165	1,952,635
Series 2019, GO Bonds	7.75%	12/15/2049	616	563,597
Cundall Farms Metropolitan District;
Series 2017 B, GO Bonds	7.38%	12/15/2047	750	710,565
Series 2017 C, GO Bonds	12.00%	12/15/2049	792	749,945
Denver (City & County of), CO (United Airlines, Inc.); Series 2017, Ref. RB(b)	5.00%	10/01/2032	3,000	2,983,440
Denver Connection West Metropolitan District; Series 2017 A, GO Bonds	5.38%	08/01/2047	1,250	1,204,862
Denver Gateway Center Metropolitan District;
Series 2018 A, GO Bonds	5.50%	12/01/2038	1,360	1,345,951
Series 2018 A, GO Bonds	5.63%	12/01/2048	2,130	2,104,653
Denver International Business Center Metropolitan District No. 1; Series 2019 B, GO Bonds	6.00%	12/01/2048	2,290	2,239,895
Deutsche Bank Spears/Lifers Trust; Series 2013, RB(d)	5.25%	12/01/2035	14,350	16,566,214
Dinosaur Ridge Metropolitan District; Series 2019 A, Ref. RB	5.00%	06/01/2049	1,285	1,144,537
Dublin North Metropolitan District No. 2; Series 2018 A, GO Bonds	5.13%	12/01/2047	1,687	1,555,296
Elbert (County of), CO & Highway 86 Commercial Metropolitan District; Series 2008 A, RB(h)(l)	7.50%	12/01/2032	4,475	3,356,250
Elbert (County of), CO & Highway 86 Metropolitan District; Series 2016, Ref. GO Bonds(f)	5.75%	12/01/2046	2,600	2,585,986
Erie (Town of), CO Farm Metropolitan District;
Series 2016 A, GO Bonds	5.50%	12/01/2045	2,000	1,955,820
Series 2016 B, GO Bonds	7.75%	12/15/2045	600	588,798
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Erie Commons Metropolitan District No. 2; Series 2019 B, Ref. GO Bonds	6.95%	12/15/2054	$ 3,100	$ 2,738,447
First Creek Village Metropolitan District; Series 2019 B, GO Bonds	6.75%	08/01/2049	515	521,479
Fitzsimons Village Metropolitan District No. 1; Series 2020, Ref. GO Bonds	5.00%	12/01/2049	1,040	926,723
Flying Horse Metropolitan District No. 3; Series 2019, Ref. GO Bonds(f)	6.00%	12/01/2049	2,965	2,692,516
Forest Trace Metropolitan District No. 3; Series 2020 B, GO Bonds	7.88%	12/15/2049	933	858,164
Fossil Ridge Metropolitan District No. 1; Series 2010, Ref. GO Bonds	7.25%	12/01/2040	1,780	1,792,051
Godding Hollow Metropolitan District (In The Town of Frederick); Series 2018, GO Bonds	6.50%	12/01/2034	920	903,072
Haskins Station Metropolitan District; Series 2019 A, GO Bonds	5.00%	12/01/2049	925	818,329
Hawthorn Metropolitan District No. 2; Series 2017 C, GO Bonds	10.00%	12/15/2051	928	874,111
Home Place Metropolitan District; Series 2020 A, GO Bonds	5.75%	12/01/2050	2,340	2,345,920
Hunters Overlook Metropolitan District No. 5; Series 2019 B, GO Bonds	8.50%	12/15/2049	1,825	1,655,238
Hunting Hill Metropolitan District; Series 2018, Ref. GO Bonds	5.63%	12/01/2048	5,015	4,878,843
Iliff Commons Metropolitan District No. 3; Series 2016 A, GO Bonds	6.00%	12/01/2046	772	749,265
Interpark Metropolitan District; Series 2018, GO Bonds(f)	5.50%	12/01/2048	2,235	2,106,130
Interquest South Business Improvement District; Series 2017, GO Bonds	5.00%	12/01/2047	1,365	1,233,114
Lewis Pointe Metropolitan District; Series 2017, GO Bonds	7.75%	12/15/2047	1,619	1,509,297
Leyden Ranch Metropolitan District;
Series 2017 B, GO Bonds	7.00%	12/15/2047	500	482,100
Series 2017 C, GO Bonds	11.00%	12/15/2050	600	542,436
Leyden Rock Metropolitan District No. 10;
Series 2016 B, GO Bonds	7.25%	12/15/2045	1,195	1,194,330
Series 2017 C, Ref. GO Bonds	10.75%	12/15/2049	1,025	975,462
Littleton Village Metropolitan District No. 2; Series 2018, Ref. GO Bonds	7.63%	12/15/2028	1,140	1,129,968
Millers Landing Business Improvement District;
Series 2018 A, RB(f)	6.00%	12/01/2048	8,065	7,515,290
Series 2018 B, RB(f)	8.00%	12/01/2048	2,185	1,995,189
Mirabelle Metropolitan District No. 2; Series 2020 B, GO Bonds	7.38%	12/15/2049	1,473	1,296,800
Mountain Shadows Metropolitan District; Series 2016, Ref. GO Bonds	5.00%	12/01/2046	1,000	917,650
Mountain Sky Metropolitan District; Series 2020 A, GO Bonds	5.00%	12/01/2049	980	873,258
North Holly Metropolitan District; Series 2018 A, GO Bonds	5.50%	12/01/2048	1,760	1,686,802
Painted Prairie Public Improvement Authority; Series 2019, RB	5.00%	12/01/2049	17,000	15,243,390
Penrith Park Metropolitan District;
Series 2019 A, GO Bonds	5.00%	12/01/2049	1,705	1,503,963
Series 2019 B, GO Bonds	8.75%	12/15/2049	900	812,196
Potomac Farms Metropolitan District;
Series 2007 A, Ref. GO Bonds	7.25%	12/01/2037	1,590	1,411,984
Series 2007 B, Ref. GO Bonds(e)	7.63%	12/01/2023	165	160,758
Powhaton Road Metropolitan District No. 2; Series 2019 A, GO Bonds	5.63%	12/01/2048	2,290	2,192,973
Prairie Farm Metropolitan District;
Series 2018 A, GO Bonds	5.25%	12/01/2048	2,290	2,311,732
Series 2018 B, GO Bonds	7.38%	12/15/2048	1,270	1,271,143
Prairiestar Metropolitan District No. 2; Series 2016, GO Bonds	5.75%	12/01/2046	2,595	2,603,563
PV-ERU Holding Trust; Series 2019, RB(i)	0.00%	02/14/2039	12,585	2,642,850
Raindance Metropolitan District No. 2; Series 2019 B, GO Bonds	7.50%	12/15/2049	2,285	2,061,070
Rendezvous Metropolitan District No. 4; Series 2018 A, GO Bonds	5.63%	12/01/2048	4,340	4,136,671
Ritoro Metropolitan District; Series 2019 A, GO Bonds	5.00%	12/01/2049	2,000	1,771,020
Sabell Metropolitan District;
Series 2020 A, GO Bonds(f)	5.00%	12/01/2050	1,060	954,191
Series 2020 B-3, GO Bonds(f)	8.25%	12/15/2050	605	521,927
Second Creek Farm Metropolitan District No. 3;
Series 2019 A, GO Bonds	5.00%	12/01/2049	6,195	5,522,657
Series 2019 B, GO Bonds	7.63%	12/15/2049	1,696	1,539,137
Sheridan Station West Metropolitan District; Series 2017, GO Bonds	6.00%	12/01/2047	1,200	1,117,164
Sky Ranch Community Authority Board;
Series 2019 B, RB	7.63%	12/15/2049	880	799,049
Series 2019, RB	5.00%	12/01/2049	2,835	2,545,745
Sorrel Ranch Metropolitan District; Series 2006, GO Bonds(g)(h)	6.75%	12/15/2036	1,720	481,600
South Aurora Regional Improvement Authority; Series 2018, RB	6.25%	12/01/2057	2,815	2,704,061
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
South Timnath Metropolitan District No. 1;
Series 2019 A, GO Bonds	5.50%	12/01/2048	$ 1,000	$ 945,130
Series 2019 B, GO Bonds	8.00%	12/15/2048	2,208	2,107,050
Southglenn Metropolitan District; Series 2016, Ref. GO Bonds	5.00%	12/01/2036	810	787,134
Spring Valley Metropolitan District No. 3;
Series 2020 A, GO Bonds	5.00%	12/01/2049	1,360	1,218,356
Series 2020 B, GO Bonds	8.50%	12/15/2049	1,330	1,207,121
STC Metropolitan District No. 2; Series 2019 B, GO Bonds	8.00%	12/15/2049	3,954	3,547,647
Stone Creek Metropolitan District;
Series 2018 A, GO Bonds	5.63%	12/01/2047	2,000	1,911,380
Series 2018, GO Bonds	7.88%	12/15/2047	600	590,328
Tabernash Meadows Water & Sanitation District; Series 2010, Ref. GO Bonds(j)(k)	7.13%	12/01/2020	650	653,842
Table Mountain Metropolitan District; Series 2016 B, GO Bonds	7.75%	12/15/2045	569	570,639
Tailholt Metropolitan District No. 3; Series 2018 A, GO Bonds	6.00%	12/01/2048	7,550	7,572,197
Tallyn’s Reach Metropolitan District No. 3;
Series 2013, Ref. GO Bonds	5.00%	12/01/2033	294	295,214
Series 2016 A, GO Bonds	6.75%	11/01/2038	716	707,250
Talon Pointe Metropolitan District; Series 2019 A, Ref. GO Bonds	5.25%	12/01/2051	2,150	1,935,107
Thompson Crossing Metropolitan District No. 6; Series 2015 A, GO Bonds	6.00%	12/01/2044	745	726,897
Timnath Ranch Metropolitan District No. 4;
Series 2018 A, GO Bonds	5.25%	12/01/2037	1,500	1,432,260
Series 2018 A, GO Bonds	5.38%	12/01/2047	1,900	1,792,156
Series 2018 B, GO Bonds	7.75%	12/15/2047	953	930,738
Trails at Crowfoot Metropolitan District No. 3; Series 2019 A, GO Bonds	5.00%	12/01/2049	2,000	1,806,440
Two Bridges Metropolitan District;
Series 2018 A, GO Bonds	5.63%	08/01/2048	1,610	1,526,264
Series 2018 B, GO Bonds	7.88%	08/01/2048	508	488,498
Village at Dry Creek Metropolitan District No. 2 (The); Series 2019, GO Bonds	4.38%	12/01/2044	1,570	1,311,138
Village at Southgate Metropolitan District; Series 2018 A, GO Bonds(f)	5.63%	12/01/2048	1,375	1,301,946
Villas Eastlake Reservoir Metropolitan District; Series 2016 A, GO Bonds	6.50%	12/01/2046	1,645	1,658,341
Westcreek Metropolitan District No. 2; Series 2019 A, GO Bonds	5.38%	12/01/2048	1,300	1,208,909
Wild Plum Metropolitan District;
Series 2019 A, GO Bonds	5.00%	12/01/2049	600	612,954
Series 2019 B, GO Bonds(f)	7.75%	12/15/2049	504	507,367
Willow Bend Metropolitan District; Series 2019 B, GO Bonds	7.63%	12/15/2049	755	695,468
Willow Springs Metropolitan District; Series 2019 B, GO Bonds	7.75%	12/15/2049	650	588,062
Woodmen Heights Metropolitan District No. 1;
Series 2012 A, Ref. GO Bonds	6.00%	12/01/2041	5,108	4,911,216
Series 2012 B, Ref. GO Bonds(e)	7.30%	12/15/2041	26,763	19,255,335
				274,845,214
Connecticut–0.36%
Connecticut (State of);
Series 2018 E, GO Bonds (INS - BAM)(c)	5.00%	09/15/2033	4,500	5,517,360
Series 2018 E, GO Bonds (INS - BAM)(c)	5.00%	09/15/2034	2,000	2,443,860
Series 2018 E, GO Bonds (INS - BAM)(c)	5.00%	09/15/2035	2,500	3,041,550
Series 2018 E, GO Bonds (INS - BAM)(c)	5.00%	09/15/2037	2,000	2,415,980
Connecticut (State of) Health & Educational Facilities Authority (Nuvance Health); Series 2019 A, Ref. RB	4.00%	07/01/2049	5,000	5,130,000
Connecticut (State of) Health and Education Facilities Authority (Nuvance Health); Series 2019 A, Ref. RB	4.00%	07/01/2041	3,870	4,021,007
Georgetown (City of), CT Special Taxing District; Series 2006 A, GO Bonds(g)(h)	5.13%	10/01/2036	470	56,400
Mashantucket Western Pequot Tribe; Series 2013, RB(g)	6.05%	07/01/2031	13,352	867,853
				23,494,010
Delaware–0.09%
Bridgeville (Town of), DE (Heritage Shores Special Development District); Series 2005 A, RB	5.45%	07/01/2035	1,100	1,003,277
Delaware (State of) Economic Development Authority (Delmarva Power & Light Co.); Series 2010, Ref. RB	5.40%	02/01/2031	5,000	5,028,150
				6,031,427
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia–3.92%
District of Columbia (Howard University);
Series 2011 A, RB(j)(k)	6.50%	04/01/2021	$ 315	$ 331,270
Series 2011 A, RB	6.25%	10/01/2032	985	987,462
Series 2011 A, RB	6.50%	10/01/2041	20,820	20,872,466
District of Columbia (Rocketship DC Obligated Group - Issue No. 1); Series 2019 B, RB(f)	5.30%	06/01/2023	310	309,814
District of Columbia Tobacco Settlement Financing Corp.;
Series 2001, RB	6.75%	05/15/2040	32,955	33,871,149
Series 2006 C, RB(i)	0.00%	06/15/2055	1,275,680	64,370,813
Series 2006 D, RB(i)	0.00%	06/15/2055	1,055,000	48,118,550
District of Columbia Water & Sewer Authority; Series 2018 B, RB	5.00%	10/01/2049	1,045	1,292,958
Metropolitan Washington Airports Authority;
Series 2016 A, Ref. RB(b)(d)	4.00%	10/01/2035	11,530	12,413,083
Series 2019 A, Ref. RB(b)	5.00%	10/01/2044	3,500	4,156,250
Series 2019 A, Ref. RB(b)	5.00%	10/01/2049	16,585	19,585,061
Series 2020 A, Ref. RB(b)	4.00%	10/01/2036	2,500	2,781,150
Series 2020 A, Ref. RB(b)	4.00%	10/01/2038	3,020	3,335,016
Series 2020 A, Ref. RB(b)	4.00%	10/01/2039	1,000	1,101,110
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement);
Series 2019 B, Ref. RB	4.00%	10/01/2049	20,000	20,295,200
Series 2019 B, Ref. RB (INS - AGM)(c)	4.00%	10/01/2053	5,000	5,275,300
Washington (State of) Metropolitan Airports Authority;
Series 2018 A, Ref. RB(b)	5.00%	10/01/2037	11,000	13,076,580
Series 2018 A, Ref. RB(b)	5.00%	10/01/2048	1,810	2,108,632
				254,281,864
Florida–8.56%
Alachua (County of), FL Health Facilities Authority (Oak Hammock at the University of Florida);
Series 2012 A, Ref. RB	8.00%	10/01/2032	750	810,825
Series 2012 A, Ref. RB	8.00%	10/01/2042	1,000	1,072,860
Series 2012 A, Ref. RB	8.00%	10/01/2046	1,000	1,070,810
Amelia Concourse Community Development District;
Series 2007, RB(g)(h)	5.75%	05/01/2038	4,655	4,236,050
Series 2016, RB	6.00%	05/01/2047	2,120	2,152,754
Series 2019 A, RB	5.65%	05/01/2049	2,995	3,047,263
Series 2019 B-2, RB	7.25%	05/01/2029	1,415	1,385,002
Arlington Ridge Community Development District; Series 2006 A, RB	5.50%	05/01/2036	2,755	2,244,774
Belle Isle (City of), FL (Cornerstone Charter Academy and Cornerstone Charter High School); Series 2012, RB	6.00%	10/01/2042	7,555	7,858,409
Broward (County of), FL; Series 2019 A, RB(b)	5.00%	10/01/2044	7,370	8,606,244
Buckeye Park Community Development District; Series 2008 A, RB(g)(h)	7.88%	05/01/2038	5,845	2,513,350
Capital Trust Agency, Inc. (Advantage Academy of Hillsborough);
Series 2019 A, RB	5.00%	12/15/2049	1,545	1,609,596
Series 2019 A, RB	5.00%	12/15/2054	1,085	1,124,928
Capital Trust Agency, Inc. (Atlantic Housing Foundation Property); Series 2017 B, RB	6.00%	07/01/2042	3,230	3,031,000
Capital Trust Agency, Inc. (Elim Senior Housing, Inc.);
Series 2017, RB(f)	5.63%	08/01/2037	1,025	770,247
Series 2017, RB(f)	5.88%	08/01/2052	3,850	2,667,973
Capital Trust Agency, Inc. (Florida Charter Educational Foundation, Inc.);
Series 2018 A, RB(f)	5.38%	06/15/2038	850	861,322
Series 2018 A, RB(f)	5.38%	06/15/2048	1,590	1,581,970
Capital Trust Agency, Inc. (Franklin Academy);
Series 2020, RB(f)	5.00%	12/15/2050	3,955	3,894,014
Series 2020, RB(f)	5.00%	12/15/2055	2,845	2,777,488
Capital Trust Agency, Inc. (Paragon Academy of Technology and Sunshine Elementary Charter School);
Series 2019 A, RB(f)	5.75%	06/01/2054	3,735	3,574,208
Series 2019 B, RB(f)	6.00%	06/01/2028	390	382,021
Capital Trust Agency, Inc. (Viera Charter Schools, Inc.);
Series 2017 A, RB(f)	5.00%	10/15/2047	1,100	1,028,412
Series 2017 A, RB(f)	5.00%	10/15/2052	755	695,989
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Carlton Lakes Community Development District;
Series 2015, RB	5.63%	11/01/2036	$ 760	$ 789,192
Series 2015, RB	5.75%	11/01/2047	1,860	1,940,482
CFM Community Development District;
Series 2004 A, RB(g)(h)	6.25%	05/01/2035	1,987	317,948
Series 2004 A-1, RB(e)	6.25%	05/01/2035	7,153	5,248,959
Series 2004 A-2, RB	6.25%	05/01/2035	7,695	6,148,844
Chapel Creek Community Development District; Series 2006 A, RB(g)(h)	5.50%	05/01/2038	7,075	6,367,500
City Of South Miami Health Facilities Authority Inc; Series 2017, Ref. RB(d)	4.00%	08/15/2036	14,000	15,235,080
Clearwater Cay Community Development District; Series 2006 A, RB(g)(h)	5.50%	05/01/2037	13,074	7,452,213
Collier (County of), FL Industrial Development Authority (Gulf Coast Academy South);
Series 2017 A, RB(f)	5.00%	12/01/2037	1,150	1,063,992
Series 2017 A, RB(f)	5.00%	12/01/2047	1,875	1,653,731
County of Miami-Dade FL Transit System; Series 2018, RB(d)	4.00%	07/01/2045	11,000	11,933,460
County of Miami-Dade FL Water & Sewer System Revenue; Series 2019 B, RB(d)	4.00%	10/01/2049	80,000	92,562,400
Creekside Community Development District; Series 2006, RB(g)(h)	5.20%	05/01/2038	1,690	760,500
CrossCreek Community Development District;
Series 2007 A, RB(g)	5.60%	05/01/2039	15	11,531
Series 2016 A, RB	5.60%	05/01/2037	785	622,356
Series 2016 B, RB	6.75%	11/30/2021	745	725,980
Escambia (County of), FL Health Facilities Authority; Series 2020, Ref. RB	4.00%	08/15/2045	7,000	7,239,120
Florida Development Finance Corp. (Florida Charter Foundation, Inc.); Series 2016 A, RB(f)	5.00%	07/15/2046	6,045	5,531,417
Florida Development Finance Corp. (Learning Gate Community School);
Series 2018 A, Ref. RB	5.00%	02/15/2038	300	316,980
Series 2018 A, Ref. RB	5.00%	02/15/2048	985	1,032,526
Florida Development Finance Corp. (Virgin Trains USA Passenger Rail);
Series 2019 A, Ref. RB(b)(f)(k)	6.38%	01/01/2026	13,000	11,089,000
Series 2019 A, Ref. RB(b)(f)(k)	6.50%	01/01/2029	17,000	14,450,000
Glades Correctional Development Corp.;
Series 2017 A, RB	7.00%	03/01/2030	5,022	4,277,468
Series 2017 B, RB	1.00%	03/01/2030	2,653	1,326,713
Greater Lakes/Sawgrass Bay Community Development District; Series 2006 A, RB	5.50%	05/01/2038	2,625	1,997,546
Greater Orlando Aviation Authority;
Series 2017 A, RB(b)	4.00%	10/01/2052	7,500	7,919,775
Series 2019 A, RB(b)	5.00%	10/01/2044	12,345	14,581,544
Series 2019 A, RB(b)	5.00%	10/01/2049	18,755	22,029,811
Highland Meadows Community Development District; Series 2006 A, RB	5.50%	05/01/2036	310	306,708
Hillsborough (County of), FL Aviation Authority (Tampa International Airport);
Series 2018 A, RB(b)	5.00%	10/01/2048	1,500	1,679,925
Series 2018 E, RB(b)	5.00%	10/01/2043	13,120	14,833,997
Indigo Community Development District; Series 2005, RB(g)(h)	5.75%	05/01/2036	4,775	3,342,500
Lake (County of), FL (Imagine South Lake Charter School Program);
Series 2019, RB(f)	5.00%	01/15/2049	820	795,671
Series 2019, RB(f)	5.00%	01/15/2054	635	610,019
Lake (County of), FL (Village Veranda at Lady Lake); Series 2017 A-1, RB(f)	7.13%	01/01/2052	15,300	12,743,217
Lake Ashton II Community Development District; Series 2005 A, RB	5.38%	05/01/2036	2,389	2,206,267
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts);
Series 2018 A, RB(f)	5.50%	07/15/2048	1,685	1,548,667
Series 2018 A, RB(f)	5.75%	07/15/2053	1,830	1,769,482
Lakewood Ranch Stewardship District (Country Club East); Series 2006, RB	5.40%	05/01/2037	16,130	16,189,842
Lee (County of), FL Industrial Development Authority; Series 2017 A, RB(f)	5.75%	12/01/2052	1,785	1,492,438
Legends Bay Community Development District; Series 2007 A, RB	5.88%	05/01/2038	2,725	2,725,926
Magnolia Creek Community Development District; Series 2007 A, RB(g)(h)	5.90%	05/01/2039	5,360	964,800
Magnolia West Community Development District; Series 2017, RB	5.35%	05/01/2037	185	186,249
Miami (City of) & Dade (County of), FL School Board; Series 2015 A, Ref. COP	5.00%	05/01/2032	10	11,832
Miami-Dade (County of), FL;
Series 2013 B, RB(b)	6.00%	10/01/2042	2,460	2,738,472
Series 2017 B, Ref. RB(b)	5.00%	10/01/2040	18,645	21,273,945
Montecito Community Development District; Series 2006 A, RB(g)(h)	5.50%	05/01/2037	5,210	3,959,600
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Nassau (County of), FL (Nassau Care Centers, Inc.); Series 2008, RB	6.90%	01/01/2038	$ 9,280	$ 8,550,963
Naturewalk Community Development District; Series 2007 A, RB(g)(h)	5.50%	05/01/2038	4,345	3,432,550
Palm Beach (County of), FL Health Facilities Authority (Baptist Health South Florida); Series 2019, RB	4.00%	08/15/2049	11,440	12,351,082
Palm Beach (County of), FL Health Facilities Authority (Sinai Residences of Boca Raton); Series 2014 A, RB	7.50%	06/01/2049	3,000	3,114,990
Palm Coast Park Community Development District; Series 2006, RB	5.70%	05/01/2037	10,900	10,901,090
Palm River Community Development District; Series 2007 A, RB(g)(h)	5.38%	05/01/2036	1,565	782,500
Pine Ridge Plantation Community Development District; Series 2006 A, RB	5.40%	05/01/2037	4,909	4,782,701
Pinellas (County of), FL Educational Facilities Authority (Pinellas Preparatory Academy); Series 2011 A, RB(j)(k)	7.13%	09/15/2021	2,250	2,437,470
Pinellas (County of), FL Industrial Development Authority (2017 Foundation for Global Understanding); Series 2019, RB	5.00%	07/01/2039	1,750	1,718,692
Polk (County of), FL Industrial Development Authority (Carpenter’s Home Estates); Series 2019, Ref. IDR	5.00%	01/01/2055	800	754,856
Portofino Isles Community Development District (Portofino Court); Series 2005, RB(g)(h)	5.60%	05/01/2036	5,905	3,543,000
Reunion East Community Development District;
Series 2002 A-2, RB(g)(h)	7.38%	05/01/2033	1,425	14
Series 2005, RB(g)(h)	5.80%	05/01/2036	3,420	34
Series 2015-1, RB	6.60%	05/01/2033	445	433,675
Series 2015-2, RB	6.60%	05/01/2036	2,600	2,525,146
Ridgewood Trails Community Development District; Series 2007 A, RB	5.65%	05/01/2038	130	101,686
River Glen Community Development District; Series 2006 A, RB(g)(h)	5.45%	05/01/2038	7,580	4,169,000
Santa Rosa (City of), FL Bay Bridge Authority; Series 1996 C, RB (INS - ACA)(c)	6.25%	07/01/2028	137	136,035
Sarasota (County of), FL (School of Arts and Sciences); Series 2010, RB	6.50%	07/01/2040	1,895	1,897,274
Seminole (County of), FL Industrial Development Authority (Progressive Healthcare Providers/Fern Park, LLC Facility); Series 2005 A, RB	7.50%	03/01/2035	3,670	3,530,467
South Bay Community Development District;
Series 2005 A, RB(g)(h)	5.95%	05/01/2036	5,110	51
Series 2005 A-1, Ref. RB	5.95%	05/01/2036	6,535	5,250,284
Series 2005 A-2, Ref. RB(e)(g)(h)	6.60%	05/01/2036	8,750	4,410,612
Series 2005 B-1, Ref. RB	5.13%	12/31/2049	7,035	7,035,000
Series 2005 B-2, Ref. RB(e)(g)(h)	6.60%	05/01/2025	3,240	1,631,534
South Fork East Community Development District; Series 2013 A, Ref. RB(e)	6.50%	05/01/2038	3,355	3,354,966
St. Johns (County of), FL Industrial Development Authority (Bayview); Series 2007 A, Ref. RB(g)(h)	5.25%	10/01/2041	1,000	700,000
St. Petersburg (City of), FL; Series 2019 A, RB	5.00%	10/01/2049	7,495	9,491,368
State of Florida;
Series 2018, GO Bonds(d)	4.00%	07/01/2037	3,725	4,425,896
Series 2018, GO Bonds(d)	4.00%	07/01/2038	4,030	4,774,059
Series 2018, GO Bonds(d)	4.00%	07/01/2039	4,195	4,907,856
Series 2018, GO Bonds(d)	4.00%	07/01/2040	4,360	5,091,346
Tern Bay Community Development District; Series 2005 A, RB	5.38%	05/01/2037	590	590,089
Town Center at Palm Coast Community Development District; Series 2005, RB	6.00%	05/01/2036	12,945	12,839,498
Treeline Preserve Community Development District; Series 2007 A, RB(g)(h)	6.80%	05/01/2039	4,950	2,722,500
Villages of Avignon Community Development District; Series 2007 A, RB(g)(h)	5.40%	05/01/2037	755	52,850
Villages of Glen Creek Community Development District;
Series 2016 A, RB	4.75%	05/01/2026	420	413,822
Series 2016 A, RB	5.25%	05/01/2036	1,080	1,037,178
Series 2016 A, RB	5.38%	05/01/2046	4,245	4,020,694
Waterford Estates Community Development District; Series 2006 A, RB(g)(h)	5.50%	05/01/2037	2,754	1,927,977
Water’s Edge Community Development District;
Series 2012 A-1, Ref. RB	5.35%	05/01/2039	119	118,504
Series 2012 A-2, Ref. RB(e)	6.60%	05/01/2039	1,870	1,563,470
Waterstone Community Development District;
Series 2007 A, RB(e)(h)	6.88%	05/01/2037	1,214	782,253
Series 2007 B, RB(h)(i)	0.00%	11/01/2028	8,232	4,275,007
West Villages Improvement District;
Series 2005 A-1, RB	5.75%	05/01/2036	8,715	6,844,935
Series 2005 A-2, RB(g)(h)	5.75%	05/01/2036	7,610	4,413,800
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Westridge Community Development District; Series 2005, RB(g)	5.80%	05/01/2037	$ 1,600	$ 1,302,080
Westside Community Development District;
Series 2005, RB(g)(h)	5.65%	05/01/2037	250	117,500
Series 2007, RB(g)(h)	7.20%	05/01/2038	500	75,000
Series 2019 2, RB(g)(h)	5.65%	05/01/2037	1,065	779,953
Series 2019 2, RB(g)(h)	7.20%	05/01/2038	520	387,941
Wyld Palms Community Development District; Series 2007 A, RB(g)(h)	5.50%	05/01/2038	4,340	1,041,600
Zephyr Ridge Community Development District; Series 2006 A, RB(g)(h)	5.63%	05/01/2037	2,635	1,159,169
				555,705,151
Georgia–2.07%
Atlanta (City of), GA; Series 2019 D, RB(b)	4.00%	07/01/2040	4,000	4,398,120
Atlanta (City of), GA Department of Aviation; Series 2019 B, RB(b)	5.00%	07/01/2044	23,280	27,698,544
Cobb (County of), GA Development Authority;
Series 2016 A, Ref. RB(f)	6.00%	07/01/2036	1,445	1,159,800
Series 2016 A, Ref. RB(f)	6.00%	07/01/2051	5,440	3,965,597
DeKalb (County of), GA Housing Authority; Series 2019 B, Ref. RB(f)	6.13%	01/01/2027	2,800	2,706,144
DeKalb (County of), GA Housing Authority (Baptist Retirement Communities of Georgia, Inc. & Clairmont Crest, Inc.);
Series 2019 A, Ref. RB(f)	5.00%	01/01/2039	7,325	5,576,816
Series 2019 A, Ref. RB(f)	5.13%	01/01/2049	6,000	4,266,780
Series 2019 A, Ref. RB(f)	5.25%	01/01/2054	5,000	3,548,100
Floyd (County of), GA Development Authority;
Series 2018 A, RB	5.75%	12/01/2033	3,100	2,728,155
Series 2018 A, RB	6.00%	12/01/2038	6,850	5,916,687
Series 2018 A, RB	6.25%	12/01/2048	17,030	14,592,326
Series 2018 A, RB	6.50%	12/01/2053	9,710	8,504,018
Gainesville (City of) & Hall (County of), GA Development Authority;
Series 2017, Ref. RB	5.00%	03/01/2047	7,360	6,311,789
Series 2017, Ref. RB	5.13%	03/01/2052	225	193,709
Georgia (State of) Road & Tollway Authority;
Series 2014 A, RB(f)(i)	0.00%	06/01/2024	2,250	1,773,855
Series 2014 A, RB(f)(i)	0.00%	06/01/2034	3,750	1,468,763
Series 2014 B, RB(e)(f)	7.00%	06/01/2049	13,600	9,748,480
Georgia State Environmental Loan Acquisition Corp.; Series 2011, RB	5.13%	03/15/2031	1,065	1,068,344
Houston (County of), GA Hospital Authority (Houston Hospitals, Inc.); Series 2016 A, Ref. RB	5.00%	10/01/2031	8,500	9,215,445
Main Street Natural Gas, Inc.; Series 2019 A, RB	5.00%	05/15/2043	3,400	3,811,910
Oconee (County of), GA Industrial Development Authority;
Series 2018 A-1, RB	6.13%	12/01/2038	2,635	2,347,890
Series 2018 A-1, RB	6.25%	12/01/2048	3,675	3,183,616
Series 2018 A-1, RB	6.38%	12/01/2053	3,090	2,672,510
Series 2018 A-2, RB(k)	5.50%	12/01/2028	2,090	1,935,863
Series 2018, RB	5.50%	12/01/2028	6,375	5,823,626
				134,616,887
Hawaii–0.03%
Hawaii (State of) Department of Transportation; Series 1997, RB(b)	5.63%	11/15/2027	610	610,043
Kuakini Health System; Series 2002 A, RB	6.30%	07/01/2022	1,105	1,108,845
				1,718,888
Idaho–0.04%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	5.25%	11/15/2047	960	786,230
Idaho (State of) Housing & Finance Association;
Series 2018 A, RB(f)	6.00%	07/01/2039	370	415,491
Series 2018 A, RB(f)	6.00%	07/01/2054	1,135	1,252,450
Series 2018 B, RB(f)	5.88%	07/01/2022	100	100,236
Nampa Local Improvement District No. 148; Series 2010, RB	6.63%	09/01/2030	92	94,287
				2,648,694
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–5.86%
Carol Stream Park District; Series 2016, Ref. GO Bonds (INS - BAM)(c)	5.00%	01/01/2037	$ 3,000	$ 3,589,200
Caseyville (Village of), IL; Series 2004, RB(g)(h)	7.00%	12/30/2022	30,685	306,850
Chicago (City of) (O’Hare International Airport); Series 2017 D, RB(b)	5.00%	01/01/2047	2,500	2,753,675
Chicago (City of) Metropolitan Water Reclamation District; Series 2015 A, GO Bonds	5.00%	12/01/2044	6,870	7,681,690
Chicago (City of), IL;
Series 2017, Ref. RB (INS - AGM)(c)	5.25%	11/01/2030	2,755	3,350,907
Series 2017, Ref. RB (INS - AGM)(c)	5.25%	11/01/2031	2,900	3,462,281
Series 2017, Ref. RB (INS - AGM)(c)	5.25%	11/01/2032	2,135	2,501,814
Series 2017, Ref. RB (INS - AGM)(c)	5.25%	11/01/2033	2,000	2,340,880
Series 2017, Ref. RB (INS - AGM)(c)	5.25%	11/01/2035	2,885	3,367,545
Chicago (City of), IL (Chicago Midway International Airport); Series 2014 A, Ref. RB(b)	5.00%	01/01/2033	3,000	3,229,920
Chicago (City of), IL (Chicago O’Hare International Airport);
Series 2018 B, RB	5.00%	01/01/2053	16,890	19,275,544
Series 2018, RB(b)	5.00%	07/01/2048	3,750	4,103,062
Chicago (City of), IL (Cottage View Terrace Apartments); Series 2000 A, RB (CEP - GNMA)(b)	6.13%	02/20/2042	30	30,053
Chicago (City of), IL (O’Hare International Airport);
Series 2017 D, RB(b)	5.00%	01/01/2052	5,000	5,489,250
Series 2018 A, Ref. RB(b)	5.00%	01/01/2048	24,000	27,035,040
Chicago (City of), IL Board of Education;
Series 2016 A, Ref. GO Bonds	7.00%	12/01/2044	7,000	7,604,800
Series 2016 B, GO Bonds	6.50%	12/01/2046	1,500	1,606,080
Series 2016, RB	6.00%	04/01/2046	5,700	5,988,933
Series 2018 A, Ref. GO Bonds (INS - AGM)(c)	5.00%	12/01/2023	1,850	2,032,521
Series 2018 A, Ref. GO Bonds (INS - AGM)(c)	5.00%	12/01/2024	3,500	3,926,265
Series 2018 A, Ref. GO Bonds (INS - AGM)(c)	5.00%	12/01/2025	2,500	2,852,900
Series 2018 A, Ref. GO Bonds (INS - AGM)(c)	5.00%	12/01/2026	1,725	1,997,930
Series 2018 A, Ref. GO Bonds (INS - AGM)(c)	5.00%	12/01/2027	2,100	2,452,590
Series 2018 A, Ref. GO Bonds (INS - AGM)(c)	5.00%	12/01/2029	2,000	2,351,460
Series 2018 A, Ref. GO Bonds (INS - AGM)(c)	5.00%	12/01/2032	1,250	1,440,713
Series 2018 A, Ref. GO Bonds (INS - AGM)(c)	5.00%	12/01/2035	3,000	3,414,240
Series 2018, RB	5.00%	04/01/2046	7,555	7,436,009
Cook County School District No. 111;
Series 2016, GO Bonds (INS - AGM)(c)	4.00%	12/01/2033	1,190	1,340,416
Series 2016, GO Bonds (INS - AGM)(c)	4.00%	12/01/2035	1,000	1,119,590
Du Page (County of), IL Special Service Area No. 31; Series 2006, RB	5.63%	03/01/2036	900	864,945
Franklin Park (Village of), IL; Series 2011, GO Bonds (INS - AGM)(c)	6.25%	07/01/2030	1,585	1,677,516
Gilberts (Village of), IL Special Service Area No. 24 (The Conservancy); Series 2014 A, RB	5.38%	03/01/2034	2,070	1,844,322
Harvey (City of), IL;
Series 2007 A, Ref. GO Bonds(g)	5.50%	12/01/2027	6,165	4,223,025
Series 2007 A, Ref. GO Bonds(g)	5.63%	12/01/2032	1,800	1,233,000
Illinois (State of);
Series 2006, GO Bonds	5.50%	01/01/2029	5,000	5,279,550
Series 2014, GO Bonds	5.00%	02/01/2039	2,865	2,867,664
Series 2016 A, RB	4.00%	06/15/2032	5,000	4,574,700
Series 2016 C, Ref. RB (INS - BAM)(c)	4.00%	06/15/2029	5,000	5,278,750
Series 2016 C, Ref. RB	4.00%	06/15/2031	5,000	4,643,250
Series 2016 D, Ref. RB	4.00%	06/15/2030	10,625	9,992,600
Series 2017 C, GO Bonds	5.00%	11/01/2029	22,625	22,903,514
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2029	6,500	6,587,945
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2033	3,360	3,405,461
Series 2018 B, Ref. GO Bonds	5.00%	10/01/2030	3,000	3,040,590
Series 2019 B, GO Bonds	4.00%	11/01/2035	1,930	1,772,995
Series 2020, GO Bonds	5.50%	05/01/2039	10,000	10,506,400
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority;
Series 2006, RB(b)	6.50%	12/01/2037	$ 9,375	$ 8,007,937
Series 2007, RB(b)	6.10%	12/01/2041	5,275	4,291,054
Series 2012 A, RB	6.00%	10/01/2048	1,000	1,031,910
Series 2012, RB	6.50%	12/01/2032	11,625	10,834,965
Series 2017, Ref. RB	5.00%	02/15/2027	2,000	1,823,640
Series 2017, Ref. RB	5.00%	02/15/2037	7,000	5,505,150
Series 2017, Ref. RB	5.13%	05/15/2038	1,000	871,790
Series 2017, Ref. RB	5.25%	05/15/2042	3,220	2,759,411
Series 2017, Ref. RB	5.00%	08/01/2042	575	593,256
Series 2017, Ref. RB	5.13%	02/15/2045	3,120	2,283,653
Series 2017, Ref. RB	5.25%	05/15/2054	2,825	2,304,324
Illinois (State of) Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(b)	8.00%	06/01/2032	2,940	2,939,618
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group); Series 2019 A, Ref. RB	5.00%	11/01/2049	2,450	2,131,476
Illinois (State of) Finance Authority (Northshore University);
Series 2020, Ref. RB	4.00%	08/15/2040	4,000	4,397,680
Series 2020, Ref. RB	4.00%	08/15/2041	1,750	1,922,445
Illinois (State of) Finance Authority (Rogers Park Montessori School);
Series 2014, Ref. RB	6.00%	02/01/2034	575	601,623
Series 2014, Ref. RB	6.13%	02/01/2045	1,310	1,359,125
Illinois (State of) Finance Authority (Rosalind Franklin University); Series 2017, Ref. RB	5.00%	08/01/2047	700	718,655
Illinois (State of) Finance Authority (Villa St. Benedict);
Series 2015, Ref. RB	6.13%	11/15/2035	3,795	3,878,452
Series 2015, Ref. RB	6.38%	11/15/2043	4,400	4,508,416
Illinois (State of) Housing Development Authority (Stonebridge of Gurnee);
Series 2016 A, RB(f)	5.45%	01/01/2046	1,640	1,445,053
Series 2016 A, RB(f)	5.60%	01/01/2056	1,775	1,576,608
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2010 B, Ref. RB (INS - AGM)(c)(i)	0.00%	06/15/2046	15,000	4,868,100
Series 2017, Ref. RB (INS - AGM)(c)(i)	0.00%	12/15/2056	22,000	4,335,100
Manhattan (Village of), IL; Series 2007, RB(g)(h)(k)	5.75%	09/01/2020	1,778	444,500
Metropolitan Pier & Exposition Authority;
Series 2010 B-1, Ref. RB (INS - AGM)(c)(i)	0.00%	06/15/2043	6,450	2,415,074
Series 2010 B-1, Ref. RB (INS - AGM)(c)(i)	0.00%	06/15/2044	10,225	3,656,153
Series 2010 B-1, Ref. RB (INS - AGM)(c)(i)	0.00%	06/15/2047	31,755	9,824,679
Series 2012 B, RB (INS - AGM)(c)(i)	0.00%	12/15/2041	5,000	2,009,400
Metropolitan Pier & Exposition Authority (Mccormick Place Expansion); Series 2002 A, RB (INS - AGM)(c)(i)	0.00%	12/15/2040	15,000	6,346,350
Morton Grove (Village of), IL (Sawmill Station Redevelopment); Series 2019, RB	5.00%	01/01/2039	2,000	1,757,340
Mundelein (Village of), IL; Series 2019, GO Bonds (INS - AGM)(c)	4.00%	12/15/2044	5,000	5,644,400
Plano (City of), IL Special Service Area No. 5; Series 2006, RB(g)(h)	6.00%	03/01/2036	1,781	1,264,510
Quad Cities Regional Economic Development Authority (Pheasant Ridge Apartments); Series 2005, RB(b)	6.38%	08/01/2040	5,280	3,632,851
Robbins (Village of), IL; Series 1999 C, RB(b)	7.25%	10/15/2024	0	153
Sales Tax Securitization Corp.;
Series 2018 A, Ref. RB (INS - BAM)(c)	5.00%	01/01/2038	12,830	14,393,335
Series 2018 A, Ref. RB	5.00%	01/01/2048	4,000	4,369,720
Southwestern Illinois Development Authority;
Series 2006, RB	5.63%	11/01/2026	2,795	2,249,137
Series 2008 A, Ref. RB(h)	7.00%	10/01/2022	9,150	5,307,000
Southwestern Illinois Development Authority (Eden Retirement Center, Inc.); Series 2006, RB	5.85%	12/01/2036	1,500	1,176,360
Upper Illinois River Valley Development Authority; Series 2012, RB	6.50%	12/01/2032	12,530	11,893,977
Will (County of), IL; Series 2019, GO Bonds	4.00%	11/15/2047	4,000	4,610,120
				380,762,885
Indiana–1.94%
Allen (County of), IN; Series 2019, RB	6.38%	02/01/2039	10,000	9,801,400
Columbus (City of), IN; Series 2019, RB	5.63%	05/01/2039	11,925	9,903,593
Evansville (City of), IN; Series 2017, RB	5.45%	01/01/2038	3,430	3,082,198
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana–(continued)
Fort Wayne (City of), IN;
Series 2017, RB	5.13%	01/01/2032	$ 595	$ 530,443
Series 2017, RB	5.35%	01/01/2038	3,850	3,268,188
Series 2018, RB(f)	5.63%	01/01/2038	7,000	6,124,370
Indiana (State of) Finance Authority;
Series 2011, RB	5.50%	11/15/2031	1,675	1,708,182
Series 2011, RB	5.75%	11/15/2041	2,850	2,904,720
Series 2017, Ref. RB	5.38%	07/01/2047	2,050	2,052,890
Indiana (State of) Finance Authority (Irvington Community School);
Series 2018 A, Ref. RB(f)	5.90%	07/01/2038	770	767,413
Series 2018 A, Ref. RB(f)	6.00%	07/01/2048	685	685,760
Indiana (State of) Finance Authority (Parkview Health); Series 2018 A, RB	4.00%	11/01/2048	10,000	10,662,200
Indiana (State of) Housing & Community Development Authority;
Series 2016 A, RB	5.75%	01/01/2036	6,225	5,299,280
Series 2016, RB	5.50%	01/01/2037	3,950	3,447,323
Indiana (State of) Housing & Community Development Authority (Lake Meadows Assisted Living); Series 2019 A, RB(f)	5.00%	01/01/2039	3,365	2,943,164
Kokomo (City of), IN;
Series 2017, RB	5.75%	01/01/2034	1,095	1,010,444
Series 2017, RB	5.88%	01/01/2037	4,570	4,157,375
Lafayette (City of), IN;
Series 2017, RB	5.60%	01/01/2033	1,060	991,768
Series 2017, RB	5.80%	01/01/2037	5,160	4,821,194
Merrillville (Town of), IN; Series 2016, RB	5.75%	04/01/2036	4,965	4,095,132
Michigan City (City of), IN; Series 2016, RB	5.15%	01/01/2037	14,565	11,932,522
Mishawaka (City of), IN;
Series 2017, RB(f)	5.10%	01/01/2032	500	436,600
Series 2017, RB(f)	5.38%	01/01/2038	5,475	4,597,467
Series 2018, RB	5.75%	10/01/2038	17,510	15,801,374
Muncie (City of), IN; Series 2016, RB	5.25%	01/01/2037	2,560	2,171,136
Plainfield (Town of), IN; Series 2018, RB	5.38%	09/01/2038	8,000	6,787,840
Terre Haute (City of), IN; Series 2017, RB	5.35%	01/01/2038	3,880	3,293,654
Vincennes (City of), IN; Series 2016, Ref. RB(f)	6.25%	01/01/2029	3,000	2,916,840
				126,194,470
Iowa–0.20%
Clear Lake (City of), IA;
Series 2018, RB	6.00%	10/01/2043	1,405	1,357,019
Series 2018, RB	6.00%	10/01/2048	2,780	2,652,565
Iowa (State of) Finance Authority;
Series 2007 B, RB	5.38%	06/01/2025	545	501,722
Series 2007, RB(g)	5.90%	12/01/2028	1,160	58,000
Series 2018, RB	5.00%	08/01/2038	750	708,855
Series 2018, RB	5.13%	08/01/2048	1,750	1,600,445
Series 2018, RB	5.25%	08/01/2055	2,500	2,291,000
Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2019, RB	2.88%	05/15/2049	1,000	962,060
Iowa (State of) Tobacco Settlement Authority; Series 2005 A, RB	6.50%	06/01/2023	2,605	2,605,807
				12,737,473
Kansas–0.03%
Olathe (City of), KS; Series 2006, RB(g)(h)	5.00%	03/01/2026	2,851	1,568,170
Pittsburg (City of), KS; Series 2006, RB	4.90%	04/01/2024	505	440,481
				2,008,651
Kentucky–0.28%
Kentucky (State of) Economic Development Finance Authority (Owensboro Health, Inc.); Series 2017 A, Ref. RB	5.00%	06/01/2045	1,000	1,037,800
Kentucky (State of) Municipal Power Agency;
Series 2016 A, Ref. RB (INS - NATL)(c)	5.00%	09/01/2034	6,785	7,773,574
Series 2016 A, Ref. RB (INS - NATL)(c)	5.00%	09/01/2036	5,000	5,691,300
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky–(continued)
Kentucky (State of) Property & Building Commission (Project No. 119);
Series 2018, RB (INS - BAM)(c)	5.00%	05/01/2033	$ 900	$ 1,066,086
Series 2018, RB (INS - BAM)(c)	5.00%	05/01/2034	800	945,368
Kuttawa (City of), KY; Series 1999, RB	6.75%	03/01/2029	1,540	1,449,725
				17,963,853
Louisiana–0.81%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority;
Series 2018 A, RB(b)(f)	5.25%	05/01/2043	1,220	1,251,830
Series 2018, RB(f)	5.38%	11/01/2038	2,575	2,363,361
Series 2019, RB(f)	4.40%	11/01/2044	3,385	2,768,997
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Glen Retirement System);
Series 2019 A, Ref. RB	5.00%	01/01/2049	16,535	12,959,141
Series 2019 A, Ref. RB	5.00%	01/01/2055	12,000	9,111,960
Louisiana Housing Corp.; Series 2009 A, RB	7.25%	09/01/2039	11,415	10,062,551
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolitdated Garage System);
Series 2018 A, RB (INS - AGM)(c)	5.00%	10/01/2043	2,300	2,727,938
Series 2018 A, RB (INS - AGM)(c)	5.00%	10/01/2048	4,220	4,974,705
St. James (Parish of), LA (Nustar Logistics, L.P.);
Series 2010, RB(f)	6.35%	07/01/2040	5,115	5,623,533
Series 2010, RB(f)	6.35%	10/01/2040	440	483,745
				52,327,761
Maine–0.32%
Maine (State of) Finance Authority; Series 2015 R-2, RB(b)(f)(k)	4.38%	08/01/2025	2,000	2,060,000
Maine (State of) Health & Higher Educational Facilities Authority (Maine General Medical Center); Series 2011, RB	6.75%	07/01/2041	2,000	2,059,560
Rumford (Town of), ME;
Series 1995, Ref. PCR	6.63%	07/01/2020	4,800	4,799,328
Series 2001, Ref. RB(b)	6.88%	10/01/2026	12,265	12,164,550
				21,083,438
Maryland–1.06%
Baltimore (City of), MD;
Series 2017 A, RB	5.38%	06/01/2036	1,100	1,050,588
Series 2017 A, RB	5.50%	06/01/2043	1,360	1,293,646
County of Baltimore MD; Series 2018, GO Bonds(d)	4.00%	03/01/2040	9,525	11,151,299
Maryland Economic Development Corp. (AFCO Airport Real Estate Group);
Series 2019, RB(b)	4.00%	07/01/2039	1,000	1,046,780
Series 2019, RB(b)	4.00%	07/01/2044	500	511,245
Maryland Stadium Authority; Series 2018, RB(d)	5.00%	05/01/2047	45,950	53,772,069
				68,825,627
Massachusetts–0.87%
Massachusetts (State of) (Rail Enhancement & Accelerated Bridge Programs); Series 2019 A, RB	5.00%	06/01/2049	1,000	1,260,050
Massachusetts (State of) Development Finance Agency;
Series 2007 E, RB	5.00%	07/15/2032	9,820	9,828,052
Series 2011 B, RB(i)	0.00%	11/15/2056	1,400	193,998
Series 2011, RB	6.00%	07/01/2041	6,905	6,987,308
Series 2018, RB(f)	5.13%	11/15/2046	4,565	3,957,261
Massachusetts (State of) Housing Finance Agency; Series 2010 C, RB(b)(d)	5.35%	12/01/2042	4,850	4,857,954
Massachusetts (State of) Port Authority;
Series 2019 A, Ref. RB(b)	5.00%	07/01/2038	5,000	5,974,250
Series 2019 A, Ref. RB(b)	5.00%	07/01/2039	6,000	7,149,000
Series 2019 A, Ref. RB(b)	5.00%	07/01/2040	4,000	4,738,720
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts–(continued)
Town of Saugus MA;
Series 2018, GO Bonds(d)	4.00%	03/01/2039	$ 2,240	$ 2,597,459
Series 2018, GO Bonds(d)	4.00%	03/01/2040	2,500	2,883,600
Series 2018, GO Bonds(d)	4.00%	03/01/2041	2,670	3,071,755
Series 2018, GO Bonds(d)	4.00%	03/01/2042	2,750	3,146,193
				56,645,600
Michigan–3.73%
Advanced Technology Academy;
Series 2019, Ref. RB	5.00%	11/01/2034	400	396,336
Series 2019, Ref. RB	5.00%	11/01/2044	1,175	1,098,026
American Montessori Academy; Series 2017, RB	7.00%	12/01/2046	1,580	1,548,321
Charyl Stockwell Academy;
Series 2015, Ref. RB	5.50%	10/01/2035	2,740	2,496,113
Series 2015, Ref. RB	5.75%	10/01/2045	4,140	3,838,484
Detroit (City of), MI;
Series 2003, GO Bonds (INS - SGI)(c)	5.25%	04/01/2021	343	342,728
Series 2003, GO Bonds (INS - SGI)(c)	5.25%	04/01/2023	15	15,505
Series 2004, GO Bonds (INS - AMBAC)(c)	5.00%	04/01/2021	907	907,013
Series 2004, GO Bonds (INS - AMBAC)(c)	5.25%	04/01/2022	206	206,239
Detroit (City of), MI Downtown Development Authority; Series 2018 A, Ref. RB (INS - AGM)(c)	5.00%	07/01/2048	13,450	15,217,464
Detroit (City of), MI Local Development Finance Authority;
Series 1997 B, RB	6.70%	05/01/2021	810	811,450
Series 1997 C, RB	6.85%	05/01/2021	365	365,694
Detroit City School District; Series 2013, GO Bonds (INS - AGM)(c)(d)	5.25%	12/01/2035	10,100	21,063,045
Detroit Downtown Development Authority; Series 2018 A, Ref. RB (INS - AGM)(c)	5.00%	07/01/2043	1,550	1,756,971
Grand Rapids (City of), MI Economic Development Corp. (Clark Retirement Community, Inc.);
Series 2019 A, Ref. RB	5.50%	04/01/2039	4,365	3,582,617
Series 2019 A, Ref. RB	5.75%	04/01/2049	20,310	16,135,889
Series 2019 A, Ref. RB	5.75%	04/01/2054	12,000	9,311,760
Series 2019 B, RB	6.00%	04/01/2027	5,420	5,258,647
Series 2019 C-2, RB	3.50%	04/01/2023	3,340	3,151,891
Haslett Public Schools; Series 2018, GO Bonds	5.00%	05/01/2048	3,150	3,820,162
Michigan (State of) Finance Authority;
Series 2005 A, RB	6.00%	12/01/2035	1,400	1,360,170
Series 2007, RB	6.50%	12/01/2037	595	595,042
Series 2008 C, RB(i)	0.00%	06/01/2058	1,600,000	60,496,000
Series 2010 A, RB	5.90%	12/01/2030	1,400	1,400,672
Series 2014, Ref. RB(f)	6.75%	07/01/2044	22,320	22,420,663
Series 2015 B, Ref. RB	5.00%	05/15/2034	1,215	1,378,648
Series 2017, Ref. RB	5.25%	02/01/2032	3,000	3,062,280
Series 2018, Ref. RB	5.75%	11/01/2040	2,000	2,078,240
Series 2019 A, RB	4.00%	11/15/2050	15,000	15,930,900
Michigan (State of) Finance Authority (Henry Ford Health System); Series 2016, Ref. RB	5.00%	11/15/2041	200	226,494
Michigan (State of) State Housing Development Authority;
Series 2019 A, RB	4.00%	12/01/2044	5,000	5,515,600
Series 2019 A, RB	4.00%	06/01/2049	2,500	2,745,725
Michigan State University; Series 2019 B, RB	5.00%	02/15/2048	5,350	6,503,085
Michigan State University Board of Trustees; Series 2019 B, RB	5.00%	02/15/2044	3,820	4,664,984
Pontiac (City of), MI Arts & Technology Academy; Series 2016, Ref. RB	6.00%	11/01/2046	3,465	3,115,104
Summit Academy North;
Series 2016, Ref. RB	5.00%	11/01/2031	3,500	3,460,905
Series 2016, Ref. RB	5.00%	11/01/2035	2,800	2,655,604
Wayne (County of), MI; Series 1999, RB(b)	6.00%	12/01/2029	13,445	13,448,765
				242,383,236
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–0.72%
Bethel (City of), MN;
Series 2018 A, Ref. RB	5.50%	12/01/2048	$ 3,330	$ 2,752,112
Series 2018, RB	5.00%	06/01/2053	600	548,616
Series 2018, RB	5.25%	06/01/2058	1,625	1,531,042
Series 2019, RB	5.00%	05/01/2054	2,610	2,515,022
Brooklyn Center (City of), MN;
Series 2016 A, RB	5.50%	11/01/2035	6,895	5,905,430
Series 2016 B, RB	6.50%	11/01/2035	3,100	2,776,763
Dakota (County of), MN Community Development Agency; Series 2015, RB	6.00%	08/01/2035	5,735	5,009,809
Duluth (City of), MN Economic Development Authority;
Series 2018, RB	5.45%	12/01/2046	380	332,040
Series 2018, RB	5.63%	12/01/2055	1,000	874,340
International Falls (City of), MN; Series 1999, Ref. RB(b)	6.85%	12/01/2029	6,570	6,386,500
Minneapolis (City of), MN;
Series 2017 A, RB(f)	6.25%	07/01/2037	1,075	1,125,547
Series 2017 A, RB(f)	6.50%	07/01/2048	4,740	4,946,901
Series 2018, RB(f)	5.00%	08/01/2053	500	489,655
Minneapolis (City of), MN (Kipp North Star); Series 2020 A, RB	5.75%	07/01/2055	3,000	3,040,440
Red Wing (City of), MN; Series 2018 A, RB	5.00%	08/01/2053	515	416,841
St. Paul (City of), MN Housing & Redevelopment Authority;
Series 2004, RB	6.25%	03/01/2029	1,912	1,614,340
Series 2006, RB	5.63%	10/01/2033	1,392	1,367,864
Series 2017 A, RB(f)	5.50%	07/01/2052	1,075	1,060,746
Series 2019, RB	5.00%	07/01/2049	1,000	1,023,410
Series 2019, RB	5.00%	07/01/2055	1,000	1,016,010
St. Paul (City of), MN Housing & Redevelopment Authority (Hmong Academy); Series 2012 A, RB	5.50%	09/01/2043	2,305	2,333,259
				47,066,687
Mississippi–0.58%
Mississippi (State of) Development Bank (Jackson Convention Center); Series 2013 A, Ref. RB (INS - BAM)(c)	5.00%	03/01/2036	10,000	13,179,700
Mississippi State University Educational Building Corp; Series 2017, Ref. RB(d)	4.00%	08/01/2043	13,015	14,674,933
Ridgeland (City of), MS;
Series 2009, RB	5.25%	10/01/2027	1,395	1,399,101
Series 2009, RB	5.38%	10/01/2028	1,755	1,760,423
Stonebridge Public Improvement District; Series 2007, RB(g)	7.50%	10/01/2042	16,410	1,312,800
Tunica (County of), MS; Series 2019, Ref. RB	6.00%	10/01/2040	1,385	1,172,375
Warren (County of), MS; Series 2010 A, RB	5.80%	05/01/2034	4,000	4,012,360
				37,511,692
Missouri–0.99%
Branson (City of), MO Commerce Park Community Improvement District; Series 2007 A, RB(g)	5.75%	06/01/2026	4,900	1,078,000
Branson (City of), MO Industrial Development Authority;
Series 2005 A, RB(h)	7.05%	05/01/2027	11,600	7,779,076
Series 2005, RB	5.25%	06/01/2021	40	39,637
Series 2005, RB	5.50%	06/01/2029	2,970	2,754,764
Series 2007 A, RB(h)	5.75%	05/01/2026	2,185	1,490,716
Broadway-Fairview Transportation Development District; Series 2006 A, RB(h)(l)	6.13%	12/01/2036	570	370,500
Chesterfield Valley Transportation Development District; Series 2018, RB(e)	5.50%	05/15/2046	5,000	2,467,650
Chillicothe (City of), MO; Series 2006, RB(h)	5.63%	04/01/2027	3,100	2,402,903
Chillicothe (City of), MO (South U.S. 65); Series 2006, RB(h)	5.50%	04/01/2021	285	266,474
Dardenne Town Square Transportation Development District;
Series 2006 A, RB(h)(l)	5.00%	05/01/2026	3,020	966,400
Series 2006 A, RB(h)(l)	5.00%	05/01/2036	3,825	1,224,000
Grindstone Plaza Transportation Development District;
Series 2006 A, RB	5.25%	10/01/2021	140	136,633
Series 2006 A, RB	5.40%	10/01/2026	400	360,648
Series 2006 A, RB	5.55%	10/01/2036	115	89,754
I-470 Western Gateway Transportation Development District; Series 2019 A, RB(f)	5.25%	12/01/2048	4,900	4,475,660
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
Kansas City (City of), MO Industrial Development Authority;
Series 2004 A, RB(b)	6.75%	07/01/2036	$ 1,078	$ 957,178
Series 2019, RB(f)	5.00%	07/01/2040	5,835	5,057,661
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport); Series 2019 B, RB (INS - AGM)(b)(c)	5.00%	03/01/2049	5,000	5,803,750
Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2016 A, Ref. RB(f)	5.00%	04/01/2046	1,890	1,656,698
Lee’s Summit (City of), MO Industrial Development Authority;
Series 2007, RB(g)(h)	5.50%	03/01/2021	1,200	768,000
Series 2007, RB(g)	5.75%	03/01/2029	750	480,000
Series 2012, RB	6.00%	05/01/2042	2,800	2,591,372
Move Rolla Transportation Development District; Series 2017, RB	4.63%	06/01/2042	2,000	2,151,960
Northwoods Transportation Development District; Series 2006 A, RB	5.85%	02/01/2031	700	592,396
Rock Hill (City of), MO Industrial Development Authority (Market at McKnight Redevelopment); Series 2015 A, RB	4.50%	11/01/2028	795	721,486
St Louis (County of), MO; Series 2007 A, RB(h)	5.50%	09/02/2028	1,108	498,600
St. Charles (County of), MO Industrial Development Authority; Series 2016, RB(f)	5.00%	10/01/2046	2,750	2,384,828
St. Louis (City of), MO;
Series 2007, RB(h)(l)	6.30%	04/01/2027	3,043	699,890
Series 2007, RB(h)	5.50%	05/29/2028	2,031	785,949
St. Louis (City of), MO Industrial Development Authority; Series 2010 A, RB(g)(h)	8.00%	04/27/2033	4,580	137,400
St. Louis (City of), MO Land Clearance for Redevelopment Authority;
Series 2018 A, RB	5.00%	04/01/2038	4,000	4,451,720
Series 2018 B, RB	6.38%	04/01/2043	2,000	1,874,260
St. Louis (County of), MO;
Series 2006, RB(h)(l)	6.00%	08/21/2026	4,102	1,220,860
Series 2007 A, RB(h)	5.50%	01/20/2028	2,285	1,142,500
Series 2007 B, RB(h)(l)	5.50%	01/20/2028	1,510	362,400
St. Louis (County of), MO Industrial Development Authority; Series 2019 A, Ref. RB(f)	5.88%	03/01/2033	3,100	3,039,829
Stone Canyon Community Improvement District;
Series 2007, RB(g)(h)	5.70%	04/01/2022	1,865	484,900
Series 2007, RB(g)(h)	5.75%	04/01/2027	975	253,500
				64,019,952
Montana–0.01%
Hardin (City of), MT; Series 2006, RB(e)(h)(l)	6.25%	09/01/2031	5,935	415,450
Nevada–1.05%
Clark (County of), NV;
Series 2007 A, RB	5.00%	02/01/2026	975	976,677
Series 2007 A, RB	5.05%	02/01/2031	750	750,870
Series 2018 A, GO Bonds	5.00%	06/01/2043	7,160	8,699,615
County of Clark NV; Series 2018 A, GO Bonds(d)	5.00%	05/01/2048	45,000	54,335,700
Mesquite (City of), NV;
Series 2005, RB	5.40%	08/01/2020	75	75,231
Series 2005, RB	5.50%	08/01/2025	260	260,663
Reno (City of), NV (ReTRAC - Reno Transportation Rail Access Corridor); Series 2018 C, Ref. RB(f)(i)	0.00%	07/01/2058	29,000	3,142,440
				68,241,196
New Hampshire–0.43%
National Finance Authority; Series 2020-1, Class A	4.13%	01/20/2034	7,476	7,663,921
New Hampshire (State of) Business Finance Authority;
Series 2019 A, RB(f)	5.25%	07/01/2039	1,400	1,253,756
Series 2019 A, RB(f)	5.63%	07/01/2046	770	694,748
Series 2019 A, RB(f)	5.75%	07/01/2054	2,680	2,429,206
New Hampshire (State of) Health & Education Facilities Authority (Rivermead); Series 2011 A, RB	6.88%	07/01/2041	1,825	1,847,612
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Hampshire–(continued)
New Hampshire (State of) Health and Education Facilities Authority (Hillside Village);
Series 2017 A, RB(f)	5.25%	07/01/2027	$ 1,100	$ 987,635
Series 2017 A, RB(f)	6.13%	07/01/2037	1,725	1,437,649
Series 2017 A, RB(f)	6.25%	07/01/2042	865	699,326
Series 2017 A, RB(f)	6.13%	07/01/2052	14,375	10,846,225
				27,860,078
New Jersey–1.89%
New Jersey (State of) Economic Development Authority;
Series 2014 A, RB(f)	6.00%	10/01/2034	565	578,763
Series 2014 A, RB(f)	6.20%	10/01/2044	750	763,568
Series 2016 AAA, RB	5.00%	06/15/2041	5,000	5,144,050
Series 2017 A, RB	5.00%	07/01/2047	650	593,405
Series 2017 A, RB(f)	5.38%	07/01/2047	1,865	1,764,588
Series 2017 A, Ref. RB(f)	5.13%	09/01/2052	2,055	1,962,915
Series 2017, RB	5.00%	07/15/2047	1,875	1,967,813
Series 2018 A, RB(f)	5.75%	09/01/2050	2,630	2,514,727
Series 2018 A, RB(f)	5.38%	10/01/2050	5,000	4,850,500
Series 2018 A, RB(f)	6.50%	11/01/2052	690	748,015
Series 2018 B, RB(f)	5.50%	10/01/2020	80	80,158
Series 2019 B, RB(f)	5.75%	10/01/2026	765	733,765
New Jersey (State of) Economic Development Authority (Black Horse EHT Urban Renewal LLC); Series 2019 A, RB(f)	5.00%	10/01/2039	6,000	4,701,300
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 2000 B, RB(b)	5.63%	11/15/2030	3,750	3,770,813
Series 2012, RB(b)	5.75%	09/15/2027	925	885,068
New Jersey (State of) Economic Development Authority (Leap Academy); Series 2014 A, RB(f)	6.30%	10/01/2049	500	509,980
New Jersey (State of) Economic Development Authority (Newark Downtown District Management Corp.); Series 2019, Ref. RB	5.13%	06/15/2037	3,320	3,974,837
New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology, Inc.); Series 2012 A, RB	6.10%	07/01/2044	1,000	1,018,270
New Jersey (State of) Economic Development Authority (State House); Series 2017 B, RB	5.00%	06/15/2035	2,050	2,152,869
New Jersey (State of) Educational Facilities Authority (College of St. Elizabeth (The)); Series 2016 D, Ref. RB	5.00%	07/01/2046	5,000	4,584,500
New Jersey (State of) Health Care Facilities Financing Authority; Series 2018, RB(f)	5.75%	10/01/2038	5,000	4,214,100
New Jersey (State of) Transportation Trust Fund Authority;
Series 2008 A, RB (INS - BAM)(c)(i)	0.00%	12/15/2037	10,000	5,685,200
Series 2018 A, Ref. RN	5.00%	06/15/2031	3,300	3,535,290
Newark (City of), NJ; Series 2015 A, GO Bonds	5.00%	07/15/2029	3,583	3,899,164
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	18,650	20,491,128
Series 2018 B, Ref. RB	5.00%	06/01/2046	39,350	41,306,088
Weehawken (Town of), NJ;
Series 2010 A, GO Bonds	6.00%	08/01/2021	210	211,560
Series 2010 A, GO Bonds	6.00%	08/01/2022	210	211,541
				122,853,975
New Mexico–0.05%
Boulders Public Improvement District; Series 2015, RB	5.75%	10/01/2044	615	581,144
Mariposa East Public Improvement District;
Series 2015 A, RB	5.90%	09/01/2032	65	61,055
Series 2015 B, RB(e)	5.90%	09/01/2032	415	389,814
Series 2015 C, RB	5.90%	09/01/2032	510	469,017
Series 2015 D, RB(i)	0.00%	03/01/2032	405	186,300
Trails Public Improvement District; Series 2008, RB	7.75%	10/01/2038	1,775	1,691,557
				3,378,887
New York–15.79%
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB(b)(f)	5.50%	12/31/2040	9,655	8,948,544
Erie Tobacco Asset Securitization Corp.; Series 2005 D, RB(i)	0.00%	06/01/2055	17,700	1,168,023
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Essex (County of), NY Industrial Development Agency; Series 2017, RB(b)	6.25%	06/01/2047	$ 4,185	$ 3,615,756
Guilderland (Town of), NY Industrial Development Agency; Series 2017 A, RB(f)	5.88%	01/01/2052	5,400	4,196,070
Long Island (City of), NY Power Authority; Series 2017, RB	5.00%	09/01/2042	5,000	5,966,850
Metropolitan Transportation Authority;
Series 2013 D, RB(j)(k)	5.25%	11/15/2023	1,800	2,112,624
Series 2016 A1, RB	5.25%	11/15/2056	5,005	5,331,426
Series 2016 B-1, RB	5.00%	11/15/2051	10,470	11,704,308
Series 2017 B-1, RB	5.00%	11/15/2042	3,000	3,430,500
Series 2017 D, Ref. RB	4.00%	11/15/2042	4,680	4,680,187
Series 2017, RB(d)	5.25%	11/15/2057	10,000	11,483,000
Series 2020 A-1, RB	4.00%	11/15/2045	13,000	12,942,280
Series 2020 A-1, RB	5.00%	11/15/2049	22,270	24,054,718
Series 2020 A-1, RB	4.00%	11/15/2051	12,000	11,897,520
Metropolitan Transportation Authority (Climate Bond Certified - Federally Tax Exempt);
Series 2020 C-1, RB	4.75%	11/15/2045	25,000	26,568,750
Series 2020 C-1, RB	5.00%	11/15/2050	30,115	32,541,366
Monroe County Industrial Development Corp.; Series 2011, RB	6.00%	06/01/2030	1,000	1,030,570
Nassau (County of), NY Industrial Development Agency; Series 2014 A, RB	5.88%	01/01/2023	100	95,363
Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside);
Series 2014 A, RB	6.50%	01/01/2032	923	796,653
Series 2014 A, RB	6.70%	01/01/2049	7,842	6,110,783
Series 2014 B, RB	5.50%	07/01/2020	301	300,830
Series 2014 C, RB(g)	2.00%	01/01/2049	2,937	440,611
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC);
Series 1997 6, RB (INS - NATL)(b)(c)	5.75%	12/01/2025	200	201,088
Series 2010 8, RB	6.00%	12/01/2036	1,955	1,966,104
Series 2010, RB	6.00%	12/01/2042	12,960	13,048,517
New York (City of), NY;
Series 2018 D-1, GO Bonds	5.00%	12/01/2041	9,850	12,005,180
Series 2018 F-1, GO Bonds	5.00%	04/01/2039	1,975	2,389,967
Series 2019 B-1, GO Bonds	5.00%	10/01/2042	5,000	6,179,450
Series 2020 D-1, GO Bonds	4.00%	03/01/2050	17,500	19,706,925
New York (City of), NY Industrial Development Agency; Series 1997, RB(b)(j)	6.20%	10/01/2022	8,670	9,430,446
New York (City of), NY Transitional Finance Authority;
Series 2018 A-1, RB	5.00%	08/01/2040	2,450	3,001,642
Series 2018 S-4A, Ref. RB	4.00%	07/15/2037	5,000	5,702,250
Series 2019 A-3, RB	4.00%	05/01/2042	9,420	10,737,199
New York (State of) Dormitory Authority;
Series 2015 A, Ref. RB	5.00%	07/01/2048	6,705	7,981,833
Series 2018 C, Ref. RB	5.00%	03/15/2040	10,000	12,181,300
Series 2018 E, Ref. RB	5.00%	03/15/2037	6,500	8,064,095
Series 2018 E, Ref. RB	5.00%	03/15/2042	5,000	6,124,850
Series 2019 A, Ref. RB	5.00%	03/15/2045	10,000	12,232,400
Series 2020 D, Ref. RB	4.00%	02/15/2047	5,000	5,691,500
New York (State of) Thruway Authority; Series 2019 B, RB	4.00%	01/01/2045	20,000	21,676,000
New York City (City of), NY Transitional Finance Authority; Series 2017 A-2, RB	5.00%	08/01/2039	9,500	11,415,010
New York City Transitional Finance Authority; Series 2020 C-1, RB	4.00%	05/01/2045	14,600	16,820,514
New York City Transitional Finance Authority Building Aid Revenue; Series 2018 S-3, Ref. RB(d)	5.00%	07/15/2035	25,000	31,031,750
New York City Transitional Finance Authority Future Tax Secured Revenue;
Series 2017 A-3, RB(d)	5.00%	08/01/2041	53,425	63,925,684
Series 2017 B-1, RB(d)	4.00%	08/01/2041	15,000	16,523,550
Series 2017 F-1, RB(d)	5.00%	05/01/2042	75,000	89,145,000
Series 2018 B-1, RB(d)	5.00%	08/01/2045	20,140	23,932,966
Series 2018 C-3, RB(d)	5.00%	05/01/2041	16,810	20,444,658
Series 2018, RB(d)	5.00%	08/01/2042	13,000	15,851,550
New York Counties Tobacco Trust V; Series 2005 S4B, RB(i)	0.00%	06/01/2060	234,000	7,899,840
New York Liberty Development Corp.; Series 2011, Ref. RB	5.75%	11/15/2051	21,750	22,910,362
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Power Authority;
Series 2002 A, RB	4.00%	11/15/2045	$ 17,500	$ 20,536,425
Series 2020 A, Ref. RB(d)	4.00%	11/15/2050	30,000	35,007,000
New York State Dormitory Authority;
Series 2017 A, RB(d)	5.00%	03/15/2044	15,000	17,741,100
Series 2018 A, RB(d)	5.00%	03/15/2039	13,270	16,194,575
Series 2018 C, Ref. RB(d)	5.00%	03/15/2037	25,000	30,678,250
Series 2018 C, Ref. RB(d)	5.00%	03/15/2041	31,720	38,540,434
Series 2018 E, Ref. RB(d)	5.00%	03/15/2041	10,000	12,277,200
New York State Environmental Facilities Corp.; Series 2018 B, RB	5.00%	06/15/2048	8,320	10,238,426
New York State Urban Development Corp.; Series 2017 C-3, Ref. RB	5.00%	03/15/2041	5,750	6,891,030
New York Transportation Development Corp.;
Series 2016 A, RB(b)	4.00%	07/01/2031	2,525	2,575,803
Series 2016 A, RB(b)	5.00%	07/01/2034	2,500	2,654,300
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(b)	5.00%	08/01/2026	16,750	16,172,460
Series 2016, Ref. RB(b)	5.00%	08/01/2031	17,650	17,019,542
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016 A, RB(b)	5.00%	07/01/2046	2,500	2,611,425
Port Authority of New York & New Jersey;
Series 2017 206, Ref. RB(b)(d)	5.00%	11/15/2042	2,000	2,313,900
Series 2017, Ref. RB(b)(d)	5.00%	11/15/2047	19,725	22,677,635
Series 2017, Ref. RB(d)	5.00%	04/15/2057	11,050	12,681,643
Series 2017, Ref. RB(d)	5.00%	05/15/2057	13,000	15,067,520
Series 2019, RB(b)(d)	5.00%	11/01/2049	50,045	59,117,658
Suffolk Tobacco Asset Securitization Corp.; Series 2008 B, RB	6.00%	06/01/2048	8,385	8,389,611
Tender Option Bond Trust; Series 2018 XF0685, Revenue Ctfs.(d)	5.00%	03/15/2040	15,000	18,271,950
Yonkers Economic Development Corp. (Charter School Education Excellence); Series 2019 A, RB	5.00%	10/15/2054	465	447,990
				1,025,744,239
North Carolina–0.44%
Charlotte (City of), NC;
Series 2019 B, Ref. COP	4.00%	06/01/2038	1,000	1,163,410
Series 2019 B, Ref. COP	4.00%	06/01/2039	750	866,633
North Carolina (State of) Medical Care Commission (Novant Health Obligated Group); Series 2019, RB	4.00%	11/01/2052	16,500	18,085,815
North Carolina (State of) Medical Care Commission (WhiteStone); Series 2011 A, RB(j)(k)	7.75%	03/01/2021	1,650	1,737,664
North Carolina (State of) Turnpike Authority; Series 2018, Ref. RB (INS - AGM)(c)	5.00%	01/01/2038	5,375	6,481,390
				28,334,912
North Dakota–0.17%
Grand Forks (County of), ND (Red River Biorefinery LLC); Series 2020, Ref. RB(b)	6.38%	12/15/2043	8,925	6,963,285
McLean (County of), ND (Great River Energy); Series 2010 B, RB	5.15%	07/01/2040	3,900	3,914,040
				10,877,325
Northern Mariana Islands–0.34%
Northern Mariana Islands (Commonwealth of); Series 2007 B, Ref. GO Bonds	5.00%	10/01/2033	25,025	22,266,744
Ohio–7.07%
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	4,000	4,233,280
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	232,000	234,475,440
Series 2020 B-3, Ref. RB(i)	0.00%	06/01/2057	239,895	31,032,817
Butler (County of), NY Port Authority; Series 2013, Ref. RB	7.00%	07/01/2043	5,645	5,804,415
Cleveland (City of) & Cuyahoga (County of), OH Port Authority;
Series 2018, Ref. RB	5.25%	12/01/2038	815	817,217
Series 2018, Ref. RB	5.50%	12/01/2043	735	739,954
Series 2018, Ref. RB	5.50%	12/01/2053	2,900	2,885,471
Columbus (City of) & Franklin (County of), OH Finance Authority; Series 2007 A, RB	6.00%	05/15/2035	205	205,375
County of Allen OH Hospital Facilities Revenue; Series 2010 A, RB(d)(j)(k)	5.00%	06/01/2020	9,950	9,950,000
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Cuyahoga (County of), OH (Metrohealth System);
Series 2017, Ref. RB	5.50%	02/15/2052	$ 14,550	$ 15,571,556
Series 2017, Ref. RB	5.50%	02/15/2057	4,900	5,155,731
Darke (County of), OH (Wayne Healthcare);
Series 2019 A, RB	4.00%	09/01/2040	1,000	1,023,230
Series 2019 A, RB	4.00%	09/01/2045	1,750	1,787,958
FirstEnergy Solutions Corp.;
Class A3(h)	3.75%	12/01/2023	7,750	1,129,324
Class B5(h)	3.10%	03/01/2023	2,000	307,192
Gallia (County of), OH (Holzer Health System Obligated Group); Series 2012, Ref. RB	8.00%	07/01/2042	35,450	38,904,602
Greater Cincinnati (Port of), OH Development Authority;
Series 2004, RB	6.30%	02/15/2024	1,005	934,640
Series 2004, RB	6.40%	02/15/2034	2,500	2,054,825
Hickory Chase Community Authority; Series 2019, Ref. RB(f)	5.00%	12/01/2040	1,880	1,768,554
JPMorgan Chase Putters/Drivers Trust; Series 2011, RB(d)	5.25%	12/01/2035	10,000	10,792,300
Lake (County of), OH; Series 2008 C, Ref. RB	5.75%	08/15/2038	20	20,046
Lorain (County of), OH Port Authority; Series 2005 A, RB(b)	6.00%	11/15/2025	245	245,108
Marion (County of), OH (United Church Homes, Inc.);
Series 2019, Ref. RB	5.00%	12/01/2039	1,150	982,353
Series 2019, Ref. RB	5.13%	12/01/2049	3,000	2,438,190
Norwood (City of), OH; Series 2017, RB	6.00%	12/01/2046	1,080	995,598
Ohio (State of) Air Quality Development Authority; Series 2019, RB(b)(f)	5.00%	07/01/2049	10,000	9,585,800
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 D, Ref. PCR(g)(k)	4.25%	09/15/2021	10,795	10,768,013
Ohio (State of) Higher Educational Facility Commission;
Series 2015, Ref. RB	6.00%	10/01/2041	23,700	24,470,724
Series 2018, Ref. RB	5.25%	01/01/2048	5,750	4,725,925
Series 2019, RB	5.00%	11/01/2044	10,960	13,719,947
Ohio (State of) Housing Finance Agency; Series 2017, RB(f)	5.45%	01/01/2038	5,400	4,435,128
Southeastern Ohio Port Authority; Series 2012, Ref. RB	5.75%	12/01/2032	4,100	4,386,057
Toledo (City of) & Lucas (County of), OH Port Authority; Series 2007 A, RB	5.40%	11/01/2036	1,388	1,144,936
Warren (County of), OH Port Authority;
Series 2019 D, RB(f)	4.00%	12/01/2039	2,305	2,341,972
Series 2019 D, RB(f)	5.00%	12/01/2052	3,670	3,993,767
Series 2019, RB(f)	5.25%	12/01/2052	6,105	5,145,477
				458,972,922
Oklahoma–0.06%
Atoka (County of), OK Health Care Authority (Atoka Memorial Hospital); Series 2007, RB	6.63%	10/01/2037	4,800	3,840,000
Oklahoma (State of) Ordnance Works Authority (Ralston Purina Co.); Series 1996, Ref. PCR(b)	6.50%	09/01/2026	100	100,413
				3,940,413
Oregon–0.08%
Oregon (State of) Facilities Authority;
Series 2010 A, RB(f)(j)(k)	6.13%	09/01/2020	700	709,975
Series 2015 A, RB(f)	5.75%	06/15/2046	1,740	1,745,220
Series 2016 A, RB	5.25%	06/15/2051	2,625	2,425,316
				4,880,511
Pennsylvania–1.86%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	5.00%	04/01/2047	17,800	19,944,366
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (City Center); Series 2018, RB(f)	5.38%	05/01/2042	8,000	8,017,680
Allentown Neighborhood Improvement Zone Development Authority (City Center); Series 2018, RB(f)	5.00%	05/01/2033	1,000	1,009,720
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Chester (County of), PA Industrial Development Authority;
Series 2016, RB	5.25%	01/01/2037	$ 1,710	$ 1,459,297
Series 2016, RB	5.50%	01/01/2052	11,080	9,011,032
Series 2018, RB(f)	5.00%	03/01/2038	525	492,618
Series 2018, RB(f)	5.13%	03/01/2048	1,049	954,485
Crawford (County of), PA Hospital Authority;
Series 2016 A, Ref. RB	6.00%	06/01/2046	2,750	2,939,557
Series 2016 A, Ref. RB	6.00%	06/01/2051	3,215	3,425,100
General Authority of Southcentral Pennsylvania (WellSpan Health Obligated Group); Series 2019 A, Ref. RB	5.00%	06/01/2049	7,500	9,097,125
Lancaster (City of), PA;
Series 2018, GO Bonds (INS - BAM)(c)	4.00%	11/01/2040	5	5,689
Series 2018, GO Bonds (INS - BAM)(c)	4.00%	11/01/2043	4,775	5,399,188
Montgomery (County of), PA Higher Education & Health Authority;
Series 2017, Ref. RB	5.00%	12/01/2032	1,260	1,070,131
Series 2017, Ref. RB	5.25%	12/01/2037	1,705	1,405,142
Series 2017, Ref. RB	5.30%	12/01/2038	500	409,445
Series 2017, Ref. RB	5.38%	12/01/2047	3,140	2,470,301
Northampton (County of), PA Industrial Development Authority;
Series 2013 A, RB(h)(l)	5.00%	12/31/2023	8,239	2,059,664
Series 2013, RB(h)(l)	5.00%	12/31/2023	2,248	561,972
Pennsylvania (State of) Economic Development Financing Authority;
Series 2016, Ref. RB	4.00%	03/15/2036	1,210	1,301,512
Series 2019, RB(b)(f)	5.75%	06/01/2036	5,000	4,528,950
Pennsylvania (State of) Higher Educational Facilities Authority; Series 2012 A, RB	5.00%	01/01/2027	1,370	1,403,414
Pennsylvania (State of) Housing Finance Agency; Series 2018, RB (CEP - FNMA)	3.60%	08/01/2035	13	14,742
Pennsylvania (State of) Public School Building Authority (Philadelphia School District); Series 2016 A, Ref. RB (INS - AGM)(c)	5.00%	06/01/2032	10,000	11,900,400
Philadelphia (City of), PA; Series 2010 A, RB	5.25%	06/15/2030	6,000	6,018,540
Philadelphia (City of), PA Authority for Industrial Development;
Series 2012 A, RB	5.50%	06/15/2022	380	386,715
Series 2012 A, RB	5.50%	06/15/2032	2,000	2,026,420
Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority; Series 2012 A, RB	5.63%	07/01/2036	3,350	3,504,569
Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority (Temple University Health System); Series 2012 A, RB	5.63%	07/01/2042	5,250	5,470,342
Philadelphia (City of), PA Industrial Development Authority (Architecture & Design Charter High School); Series 2013, RB(h)	6.13%	03/15/2043	1,500	1,500,000
Philadelphia (City of), PA Industrial Development Authority (University of the Arts); Series 2017, Ref. RB(f)	5.00%	03/15/2045	8,430	8,098,364
Reading School District;
Series 2017, Ref. GO Bonds (INS - AGM)(c)	5.00%	03/01/2035	785	954,474
Series 2017, Ref. GO Bonds (INS - AGM)(c)	5.00%	03/01/2036	720	868,723
Wilkes-Barre Area School District; Series 2019, GO Bonds (INS - BAM)(c)	4.00%	04/15/2049	2,500	2,837,650
				120,547,327
Puerto Rico–13.45%
Children’s Trust Fund;
Series 2002, RB	5.38%	05/15/2033	6,515	6,548,878
Series 2002, RB	5.50%	05/15/2039	35,925	36,111,810
Series 2002, RB	5.63%	05/15/2043	108,400	108,855,280
Series 2005 A, RB(i)	0.00%	05/15/2050	28,000	4,121,600
Series 2005 B, RB(i)	0.00%	05/15/2055	127,450	10,206,196
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of);
Series 2001 A, GO Bonds(g)	5.13%	07/01/2031	$ 450	$ 279,563
Series 2004 A, GO Bonds(g)	5.00%	07/01/2024	1,500	935,625
Series 2004 A, GO Bonds(g)	5.00%	07/01/2034	1,660	1,035,425
Series 2004 A, GO Bonds (INS - AGC)(c)	5.00%	07/01/2034	10	10,030
Series 2006 A, GO Bonds (CPI Rate + 1.02%) (INS - AGC)(c)(m)	3.48%	07/01/2020	285	285,017
Series 2007 A, GO Bonds(g)	5.25%	07/01/2037	2,165	1,353,125
Series 2007 A, Ref. GO Bonds	5.50%	12/31/2049	40	24,650
Series 2008 A, Ref. GO Bonds(g)	5.25%	07/01/2026	1,920	1,185,600
Series 2009 B, Ref. GO Bonds(g)	6.50%	07/01/2037	14,550	9,184,687
Series 2009 B, Ref. GO Bonds(g)	5.75%	07/01/2038	3,000	1,833,750
Series 2009 B, Ref. GO Bonds(g)	6.00%	07/01/2039	12,250	7,702,187
Series 2009 C, Ref. GO Bonds(g)	6.00%	07/01/2039	9,265	5,755,881
Series 2011 A, GO Bonds(g)	5.75%	07/01/2041	65,250	38,334,375
Series 2011 A, Ref. GO Bonds (INS - AGM)(c)	5.25%	07/01/2024	5	5,160
Series 2011 C, Ref. GO Bonds(g)	6.00%	07/01/2035	2,625	1,555,312
Series 2011 C, Ref. GO Bonds(g)	5.75%	07/01/2036	11,540	6,520,100
Series 2011 C, Ref. GO Bonds (INS - AGM)(c)	5.75%	07/01/2037	1,345	1,355,249
Series 2011 C, Ref. GO Bonds(g)	6.50%	07/01/2040	13,000	7,702,500
Series 2012 A, Ref. GO Bonds(g)	5.50%	07/01/2026	17,950	10,388,562
Series 2012 A, Ref. GO Bonds(g)	5.50%	07/01/2027	340	196,775
Series 2012 A, Ref. GO Bonds(g)	5.00%	07/01/2033	2,550	1,466,250
Series 2012 A, Ref. GO Bonds(g)	5.13%	07/01/2037	2,000	1,137,500
Series 2012 A, Ref. GO Bonds(g)	5.00%	07/01/2041	6,765	3,763,031
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2008 A, RB	6.00%	07/01/2038	3,325	3,374,875
Series 2008 A, RB	6.00%	07/01/2044	13,645	13,849,675
Series 2012 A, RB	5.50%	07/01/2028	250	259,375
Series 2012 A, RB	5.25%	07/01/2029	8,130	8,292,600
Series 2012 A, RB	5.00%	07/01/2033	19,468	19,370,660
Series 2012 A, RB	5.75%	07/01/2037	25,035	25,410,525
Series 2012 A, RB	5.25%	07/01/2042	10,000	9,900,000
Series 2012 A, RB	6.00%	07/01/2047	37,380	38,034,150
Puerto Rico (Commonwealth of) Commonwealth Aqueduct & Sewer Authority; Series 2008 A, RB (INS - AGC)(c)	5.00%	07/01/2025	10	10,065
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2003 NN, RB(g)	5.50%	07/01/2020	15	9,338
Series 2007 TT, RB(g)	5.00%	07/01/2020	5	3,088
Series 2007 TT, RB(g)	5.00%	07/01/2025	3,680	2,272,400
Series 2007 TT, RB(g)	5.00%	07/01/2026	895	552,662
Series 2007 TT, RB(g)	5.00%	07/01/2027	1,990	1,228,825
Series 2007 TT-RSA-1, RB(g)	5.00%	07/01/2021	55	33,963
Series 2007 TT-RSA-1, RB(g)	5.00%	07/01/2022	210	129,675
Series 2007 TT-RSA-1, RB(g)	5.00%	07/01/2024	15	9,263
Series 2007 UU, Ref. RB (INS - AGC)(c)	5.00%	07/01/2026	7,905	7,956,066
Series 2007 VV, Ref. RB (INS - NATL)(c)	5.25%	07/01/2026	175	177,140
Series 2007 VV, Ref. RB (INS - NATL)(c)	5.25%	07/01/2033	22,000	21,724,780
Series 2007 VV, Ref. RB (INS - NATL)(c)	5.25%	07/01/2035	465	457,960
Series 2008 WW, RB(g)	5.50%	07/01/2038	605	376,613
Series 2008 WW-RSA-1, RB(g)	5.50%	07/01/2021	60	37,350
Series 2008 WW-RSA-1, RB(g)	5.38%	07/01/2022	85	52,806
Series 2008 WW-RSA-1, RB(g)	5.38%	07/01/2024	390	242,288
Series 2008 WW-RSA-1, RB(g)	5.25%	07/01/2033	415	257,300
Series 2010 AAA, RB(g)	5.25%	07/01/2021	40	24,800
Series 2010 AAA-RSA-1, RB(g)	5.25%	07/01/2022	40	24,800
Series 2010 AAA-RSA-1, RB(g)	5.25%	07/01/2023	10	6,200
Series 2010 AAA-RSA-1, RB(g)	5.25%	07/01/2028	2,600	1,612,000
Series 2010 AAA-RSA-1, RB(g)	5.25%	07/01/2029	445	275,900
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Series 2010 AAA-RSA-1, RB(g)	5.25%	07/01/2030	$ 95	$ 58,900
Series 2010 AAA-RSA-1, Ref. RB(g)	5.25%	07/01/2026	4,570	2,833,400
Series 2010 CCC-RSA-1, RB(g)	5.00%	07/01/2022	310	191,425
Series 2010 CCC-RSA-1, RB(g)	5.00%	07/01/2024	35	21,613
Series 2010 CCC-RSA-1, RB(g)	5.00%	07/01/2027	285	175,988
Series 2010 CCC-RSA-1, RB(g)	5.25%	07/01/2027	2,570	1,593,400
Series 2010 CCC-RSA-1, RB(g)	5.00%	07/01/2028	540	333,450
Series 2010 DDD, Ref. RB(g)	5.00%	07/01/2022	185	114,238
Series 2010 XX, RB(g)	5.25%	07/01/2035	2,660	1,649,200
Series 2010 XX, RB(g)	5.25%	07/02/2040	28,430	17,626,600
Series 2010 XX-RSA-1, RB(g)	5.25%	07/01/2026	10	6,200
Series 2010 XX-RSA-1, RB(g)	5.25%	07/01/2027	845	523,900
Series 2010 XX-RSA-1, RB(g)	5.75%	07/01/2036	18,575	11,609,375
Series 2010 ZZ, Ref. RB(g)	5.25%	07/01/2026	1,135	703,700
Series 2010 ZZ-RSA-1, Ref. RB(g)	5.00%	07/01/2021	95	58,663
Series 2010 ZZ-RSA-1, Ref. RB(g)	5.25%	07/01/2021	25	15,500
Series 2010 ZZ-RSA-1, Ref. RB(g)	5.00%	07/01/2022	850	524,875
Series 2010 ZZ-RSA-1, Ref. RB(g)	5.25%	07/01/2022	50	31,000
Series 2010 ZZ-RSA-1, Ref. RB(g)	5.00%	07/01/2024	215	132,763
Series 2010 ZZ-RSA-1, Ref. RB(g)	4.63%	07/01/2025	190	116,375
Series 2010 ZZ-RSA-1, Ref. RB(g)	5.00%	07/01/2026	10	6,175
Series 2010 ZZ-RSA-1, Ref. RB(g)	5.00%	07/01/2049	820	496,100
Series 2010 ZZ-RSA-1, Ref. RB(g)	5.25%	12/31/2049	275	170,500
Series 2012 A, RB(g)	5.00%	07/02/2029	3,100	1,914,250
Series 2012 A, RB(g)	5.05%	07/01/2042	11,925	7,363,687
Series 2013 A, RB(g)	7.00%	07/01/2040	480	301,800
Series 2013 A, RB(g)	7.00%	07/01/2043	9,080	5,709,050
Series 2013 A-RSA, RB(g)	7.25%	07/01/2030	160	101,000
Series 2016 E-1, RB(g)	10.00%	01/01/2021	1,629	1,144,409
Series 2016 E-2, RB(g)	10.00%	07/01/2021	1,629	1,144,408
Series 2016 E-2, RB(g)	10.00%	01/01/2022	543	381,469
Series 2016 E-4, RB(g)	10.00%	07/01/2022	543	381,470
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2002 D, RB (INS - AGM)(c)	5.00%	07/01/2027	45	45,291
Series 2002 E, RB (INS - AGM)(c)	5.50%	07/01/2023	25	26,440
Series 2003 AA, RB(g)	5.00%	07/01/2028	1,360	1,264,800
Series 2003 AA, RB(g)	5.00%	07/02/2035	1,035	962,550
Series 2003 AA-2, Ref. RB(g)	5.30%	07/02/2035	7,895	7,342,350
Series 2003 H, Ref. RB(g)	5.45%	07/02/2035	605	279,813
Series 2003, RB (INS - FGIC)(c)(l)	5.75%	07/01/2021	350	262,500
Series 2003, RB (INS - AGC)(c)	5.75%	07/01/2022	9,000	9,073,800
Series 2003, RB (INS - AGC)(c)	5.00%	07/01/2023	215	216,307
Series 2003, RB(g)	5.00%	07/03/2028	2,175	326,250
Series 2004 J, RB (INS - NATL)(c)	5.00%	07/01/2029	250	246,313
Series 2005 L, Ref. RB (INS - NATL)(c)	5.25%	07/01/2035	1,490	1,467,963
Series 2005 L, Ref. RB (INS - AMBAC)(c)	5.25%	07/01/2038	125	131,246
Series 2007 CC, Ref. RB(g)	5.50%	07/01/2029	5,000	4,650,000
Series 2007 CC, Ref. RB(g)	5.50%	07/01/2030	3,250	3,022,500
Series 2007 CC, Ref. RB (INS - AGM)(c)	5.25%	07/01/2033	80	85,143
Series 2007 M, RB(g)	5.00%	07/02/2046	4,715	2,180,687
Series 2007 N, Ref. RB (INS - NATL)(c)	5.25%	07/01/2033	165	162,936
Series 2007 N, Ref. RB (INS - AGM)(c)	5.25%	07/01/2034	60	63,976
Puerto Rico (Commonwealth of) Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority;
Series 2000, RB(b)	6.63%	06/01/2026	5,600	5,796,000
Series 2011 A, Ref. RB	6.00%	07/01/2033	4,050	4,180,126
Series 2012, Ref. RB	5.00%	10/01/2020	300	299,880
Series 2012, Ref. RB	5.00%	10/01/2021	100	99,830
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Infrastructure Financing Authority;
Series 2005 B, RB (INS - AGC)(c)	5.00%	07/01/2041	$ 25	$ 25,001
Series 2006 B, RB(g)	5.00%	07/01/2031	5,000	1,250,000
Series 2006 B, RB(g)	5.00%	07/01/2037	3,000	750,000
Series 2007 A, RB(g)	6.50%	10/01/2037	7,300	1,478,250
Puerto Rico (Commonwealth of) Public Buildings Authority;
Series 1993 L, Ref. RB (INS - AMBAC)(c)	5.50%	07/01/2021	383	387,930
Series 2002 D, RB(g)	5.25%	07/01/2036	1,515	1,085,119
Series 2007 M-3, Ref. RB (INS - NATL)(c)	6.00%	07/01/2028	400	404,004
Series 2007 N, RB(g)	5.00%	07/01/2032	3,870	2,796,075
Series 2007 N, RB(g)	5.00%	07/01/2037	150	108,000
Series 2009 P, Ref. RB(g)	6.13%	07/03/2023	12,000	8,940,000
Series 2009 P, Ref. RB(g)	6.25%	07/01/2026	5,100	3,825,000
Series 2009 P, Ref. RB(g)	6.75%	07/01/2036	4,980	3,759,900
Series 2009 Q, RB(g)	5.50%	07/01/2037	200	145,500
Series 2009 Q, RB(g)	5.63%	07/01/2039	5,860	4,292,450
Series 2011 S, RB(g)	5.75%	07/01/2022	12,845	9,457,131
Series 2011 S, RB(g)	5.50%	07/03/2023	260	187,850
Series 2011 S, RB(g)	5.88%	07/01/2039	7,000	5,153,750
Series 2011 S, RB(g)	6.00%	07/01/2041	8,825	6,486,375
Series 2012 U, Ref. RB(g)	5.25%	07/03/2023	100	65,625
Series 2012 U, Ref. RB(g)	5.25%	07/01/2042	73,395	47,706,750
Puerto Rico Public Finance Corp.; Series 2011 B, RB(g)	5.50%	08/01/2031	49,020	808,830
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(i)	0.00%	07/01/2024	2,886	2,541,729
Series 2018 A-1, RB(i)	0.00%	07/01/2027	5,519	4,359,182
Series 2018 A-1, RB(i)	0.00%	07/01/2029	11	7,970
Series 2018 A-1, RB(i)	0.00%	07/01/2031	6,929	4,560,876
Series 2018 A-1, RB(i)	0.00%	07/01/2033	7,799	4,682,832
Series 2018 A-1, RB	4.50%	07/01/2034	11	11,126
Series 2018 A-1, RB	4.55%	07/01/2040	3,337	3,307,835
Series 2018 A-1, RB(i)	0.00%	07/01/2046	161,579	41,950,756
Series 2018 A-1, RB(i)	0.00%	07/01/2051	125,785	23,861,414
Series 2018 A-1, RB	4.75%	07/01/2053	54,576	53,239,980
Series 2018 A-1, RB	5.00%	07/01/2058	47,448	47,602,680
Series 2019 A-2, RB	4.33%	07/01/2040	41,599	40,039,037
Series 2019 A-2, RB	4.54%	07/01/2053	4,576	4,304,414
Series 2019 A-2, RB	4.78%	07/01/2058	14,781	14,361,663
University of Puerto Rico;
Series 2006 P, Ref. RB	5.00%	06/01/2021	50	49,375
Series 2006 P, Ref. RB	5.00%	06/01/2022	100	98,625
Series 2006 P, Ref. RB	5.00%	06/01/2030	5,260	5,154,800
Series 2006 Q, RB	5.00%	06/01/2036	1,025	1,004,500
				873,695,178
Rhode Island–0.20%
Central Falls Detention Facility Corp.; Series 2005, Ref. RB(g)	7.25%	07/15/2035	44,240	7,963,200
Tobacco Settlement Financing Corp.; Series 2015 A, Ref. RB	5.00%	06/01/2040	5,000	5,289,400
				13,252,600
South Carolina–0.92%
Hardeeville (City of), SC; Series 2008 A, RB	7.75%	11/01/2039	5,524	5,524,497
Lancaster County School District/SC; Series 2018 XF252Series 2017, GO Bonds8, Revenue Ctfs.(d)	4.00%	03/01/2036	12,555	14,430,089
Richland (County of), SC; Series 2004, RB(h)	6.20%	11/01/2036	12,383	9,157,476
South Carolina (State of) Jobs-Economic Development Authority; Series 2019 A, RB(b)(f)	7.00%	05/01/2039	5,000	4,201,600
South Carolina (State of) Ports Authority;
Series 2018, RB(b)	5.00%	07/01/2043	1,500	1,711,320
Series 2018, RB(b)	5.00%	07/01/2055	3,750	4,214,288
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina–(continued)
South Carolina (State of) Public Service Authority;
Series 2013 A, RB	5.50%	12/01/2033	$ 6,465	$ 7,037,864
Series 2015 A, Ref. RB	5.00%	12/01/2055	11,000	11,804,980
University of South Carolina; Series 2017 B, Ref. RB	5.00%	05/01/2029	1,165	1,387,643
				59,469,757
Tennessee–0.81%
Bristol (City of), TN Industrial Development Board; Series 2016 B, RB(f)(i)	0.00%	12/01/2022	1,000	872,440
Chattanooga (City of), TN Health, Educational & Housing Facility Board (CommonSpirit Health);
Series 2019 A-1, Ref. RB	4.00%	08/01/2038	775	803,133
Series 2019 A-1, Ref. RB	4.00%	08/01/2044	1,545	1,582,173
Series 2019 A-2, Ref. RB	5.00%	08/01/2044	1,160	1,299,432
Series 2019 A-2, Ref. RB	5.00%	08/01/2049	1,545	1,710,979
City of Memphis TN; Series 2018, GO Bonds(d)	4.00%	06/01/2047	10,765	11,920,946
Memphis (City of) & Shelby (County of), TN Airport Authority; Series 2018, RB(b)	5.00%	07/01/2043	7,250	8,144,215
Metropolitan Development and Housing Agency (Fifth + Broadway Development); Series 2018, RB(f)	5.13%	06/01/2036	600	602,994
Shelby (County of), TN Health, Educational & Housing Facilities Board (Trezevant Manor);
Series 2013 A, Ref. RB	5.50%	09/01/2047	9,000	6,172,110
Series 2013 B, Ref. RB(g)	8.00%	09/01/2044	6,350	317,500
Tennessee (State of) Metropolitan Nashville Airport Authority; Series 2019 B, RB(b)	5.00%	07/01/2054	16,500	19,326,285
				52,752,207
Texas–4.64%
Aledo Independent School District; Series 2020, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2045	4,000	4,723,360
Angelina & Neches River Authority Industrial Development Corp. (Aspen Power LLC); Series 2007 A, RB(b)(g)(h)	6.50%	11/01/2029	34,600	346
Argyle (Town of), TX;
Series 2017, RB	5.00%	09/01/2037	890	956,367
Series 2017, RB	5.25%	09/01/2047	1,475	1,578,412
Arlington Higher Education Finance Corp. (Leadership Prep School); Series 2016 A, RB	5.00%	06/15/2046	1,325	1,240,796
Arlington Higher Education Finance Corp. (UME Preparatory Academy); Series 2017 A, RB	5.00%	08/15/2053	785	714,272
Arlington Higher Education Finance Corp. (Winfree Academy Charter School); Series 2019, Ref. RB	5.75%	08/15/2043	4,345	4,498,378
Aubrey (City of), TX; Series 2015, RB	7.25%	09/01/2045	675	706,091
Brazoria County Industrial Development Corp.; Series 2019, RB(b)	7.00%	03/01/2039	7,700	7,549,465
Cambridge Student Housing Financing Co., L.P.; Series 2004 A, RB(g)(h)	7.00%	11/01/2039	15,135	6,054,000
Celina (City of), TX;
Series 2015, RB	5.38%	09/01/2028	575	588,777
Series 2015, RB	5.50%	09/01/2032	400	407,580
Series 2015, RB	5.88%	09/01/2040	1,100	1,119,954
Series 2015, RB	6.25%	09/01/2045	1,845	1,875,664
Series 2015, RB	7.25%	09/01/2045	1,000	1,006,820
Series 2015, RB	7.50%	09/01/2045	3,915	4,075,319
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2011, RB(j)(k)	5.75%	08/15/2021	750	799,035
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	6.00%	08/15/2038	5,000	5,382,450
Crane Independent School District; Series 2015, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	1,250	1,250,000
Edinburg Economic Development Corp.; Series 2019, RB(f)	5.00%	08/15/2044	1,645	1,504,747
Flower Mound (Town of), TX;
Series 2014, RB	6.13%	09/01/2028	1,200	1,204,728
Series 2014, RB	6.50%	09/01/2036	1,500	1,499,805
Series 2014, RB	6.75%	09/01/2043	2,000	1,976,620
Galveston (City of), TX;
Series 2014, RB	5.63%	09/01/2028	1,950	1,484,203
Series 2014, RB	6.00%	09/01/2038	3,700	2,548,671
Series 2014, RB	6.13%	09/01/2044	3,500	2,350,460
Grand Parkway Transportation Corp; Series 2018 A, RB(d)	5.00%	10/01/2043	15,000	18,453,300
Grand Parkway Transportation Corp.;
Series 2015 XF2034, Revenue Ctfs.(d)(j)(k)	5.00%	10/01/2023	10,000	11,567,200
Series 2018 A, RB	5.00%	10/01/2048	5,000	6,115,300
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Gulf Coast Industrial Development Authority; Series 1998, RB(b)	8.00%	04/01/2028	$ 20	$ 20,001
Houston (City of), TX; Series 2018, RB(b)	5.00%	07/15/2028	8,250	8,249,505
Houston Higher Education Finance Corp.;
Series 2012 A, RB	6.00%	08/15/2036	700	703,500
Series 2012 A, RB	6.00%	08/15/2041	950	954,294
Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.); Series 2011, RB(j)(k)	6.50%	05/15/2021	815	863,063
Leander (City of), TX;
Series 2014, RB	5.38%	09/01/2028	375	375,705
Series 2014, RB	5.75%	09/01/2038	600	588,648
Series 2014, RB	5.88%	09/01/2044	575	560,085
Mclendon-Chisholm (City of), TX (Sonoma Public Improvement Distribution Phase);
Series 2015, RB	5.38%	09/15/2035	450	464,783
Series 2015, RB	5.50%	09/15/2040	400	413,024
Mission Economic Development Corp. (CarbonLite Recycling LLC); Series 2016, RB(b)(f)	6.50%	12/01/2033	8,240	7,384,935
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(b)(f)	4.63%	10/01/2031	25,000	25,237,750
New Hope Cultural Education Facilities Finance Corp.;
Series 2013 A, RB	5.88%	04/01/2036	785	812,907
Series 2013 A, RB	6.00%	04/01/2045	1,950	2,010,060
Series 2016 A, RB	5.50%	08/15/2046	700	704,627
Series 2016 A, RB	5.00%	04/01/2048	3,395	3,072,072
Series 2016 A, RB	5.50%	08/15/2051	1,200	1,207,236
Series 2016 A-1, RB	5.00%	07/01/2031	350	333,652
Series 2017 A, Ref. RB	4.00%	08/15/2033	3,000	3,435,450
Series 2017 A, Ref. RB	4.00%	08/15/2034	2,000	2,276,280
Series 2018 A, RB(f)	6.00%	08/15/2037	1,000	1,032,860
Series 2018 A, RB(f)	6.00%	08/15/2047	13,435	13,623,627
Series 2018 A-1, RB (INS - AGM)(c)	5.00%	07/01/2038	500	567,820
Series 2018 A-1, RB (INS - AGM)(c)	5.00%	07/01/2048	1,750	1,957,060
Series 2018 A-1, RB (INS - AGM)(c)	5.00%	07/01/2058	2,400	2,670,816
New Hope Cultural Education Facilities Finance Corp. (Cardinal Bay, Inc.);
Series 2016, RB	5.00%	07/01/2046	1,750	1,514,467
Series 2016, RB	5.00%	07/01/2051	1,750	1,476,703
New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center); Series 2017 A, RB(f)	5.13%	08/15/2047	2,085	1,958,399
New Hope Cultural Education Facilities Finance Corp. (Legacy Midtown Park); Series 2018 A, RB	5.50%	07/01/2054	8,250	6,536,640
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford);
Series 2016 A, RB	5.38%	11/15/2036	400	317,200
Series 2016 A, RB	5.50%	11/15/2046	650	476,808
Series 2016 A, RB	5.50%	11/15/2052	3,425	2,444,422
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North); Series 2018, Ref. RB	5.25%	10/01/2049	2,500	1,983,675
New Hope Cultural Education Facilities Finance Corp. (Wesleyan Homes, Inc.); Series 2014, RB	5.50%	01/01/2049	1,300	1,117,129
Newark High Education Finance Corp. (Austin Achieve Public Schools, Inc.); Series 2018, RB	5.00%	06/15/2038	375	378,821
Newark Higher Education Finance Corp.; Series 2018, RB	5.00%	06/15/2048	750	753,773
North Central Texas Housing Finance Corp.; Series 2012, RB(k)	6.15%	01/01/2029	1,550	1,583,542
Pottsboro Higher Education Finance Corp. (Imagine International Academy of North Texas LLC);
Series 2016 A, RB	5.00%	08/15/2036	655	659,113
Series 2016 A, RB	5.00%	08/15/2046	1,000	968,700
Red River Education Finance Corp.; Series 2017, Ref. RB	5.50%	10/01/2046	5,370	5,775,435
Red River Health Facilities Development Corp. (MRC Crossing); Series 2014 A, RB	8.00%	11/15/2049	3,000	3,164,340
Rowlett (City of), TX (Bayside Public Improvement District North Improvement Area); Series 2016, RB	6.00%	09/15/2046	455	393,307
Sabine Neches Housing Finance Corp.; Series 2012, RB(k)	6.15%	01/01/2029	1,935	1,969,791
Sanger Industrial Development Corp.; Series 2012 C, RB(b)(g)(h)	7.50%	07/01/2038	26,820	6,705,000
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.); Series 2007, RB(g)	5.75%	11/16/2037	3,810	2,667,000
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Senior Living - Ventana);
Series 2017, RB	6.75%	11/15/2047	3,500	3,465,315
Series 2017, RB	6.75%	11/15/2052	2,000	1,966,320
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Tender Option Bond Trust; Series 2018 XF2669, Revenue Ctfs.(d)	5.00%	10/01/2048	$ 32,525	$ 39,780,027
Texas (State of) Transportation Commission;
Series 2019, RB(i)	0.00%	08/01/2043	3,750	1,291,088
Series 2019, RB(i)	0.00%	08/01/2044	4,400	1,431,584
Series 2019, RB(i)	0.00%	08/01/2046	1,000	292,500
Series 2019, RB(i)	0.00%	08/01/2047	1,000	277,280
Series 2019, RB(i)	0.00%	08/01/2048	1,000	263,170
Series 2019, RB(i)	0.00%	08/01/2050	1,500	353,355
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure); Series 2010, RB	7.00%	06/30/2040	2,000	2,010,040
Texas State Public Finance Authority Charter School Finance Corp.; Series 2006 A, RB	6.25%	09/01/2036	400	400,256
Texas State Student Housing Corp.;
Series 2001, RB	6.75%	07/01/2021	285	284,715
Series 2001, RB	6.85%	07/01/2031	215	205,832
Texas Water Development Board; Series 2018, RB(d)	5.00%	10/15/2053	13,515	17,041,334
Trinity River Authority; Series 2017, Ref. RB	5.00%	08/01/2037	1,000	1,242,980
Vintage Township Public Facilities Corp.; Series 2008 A, RB	7.38%	10/01/2038	2,007	1,972,098
Waxahachie (City of), TX; Series 2015, RB	6.00%	08/15/2045	6,375	5,742,090
Wise (County of), TX;
Series 2011, RB	7.50%	08/15/2025	2,920	3,024,302
Series 2011, RB	7.75%	08/15/2028	4,615	4,775,602
				301,416,033
Utah–0.70%
Hideout (Town of), UT Local District No. 1;
Series 2014, RB	7.75%	08/01/2024	170	175,314
Series 2014, RB	8.25%	08/01/2034	610	614,990
Salt Lake (City of), UT;
Series 2018 A, RB(b)	5.00%	07/01/2048	4,000	4,541,320
Series 2018 A, RB(b)	5.25%	07/01/2048	7,410	8,544,323
Utah (County of), UT (Renaissance Academy); Series 2007 A, RB(f)	5.63%	07/15/2037	775	774,899
Utah (State of) Charter School Finance Authority;
Series 2012, RB	5.50%	07/15/2022	385	392,523
Series 2012, RB	6.00%	07/15/2032	1,750	1,771,682
Series 2012, RB	6.25%	07/15/2042	3,870	3,902,431
Series 2016 A, Ref. RB(f)	5.00%	02/15/2046	855	802,058
Series 2017, Ref. RB(f)	5.25%	06/15/2037	4,810	4,852,087
Series 2017, Ref. RB(f)	5.38%	06/15/2048	7,415	7,377,554
Series 2018 A, RB(f)	5.25%	10/15/2048	2,205	2,031,312
Series 2019 A, RB(f)	5.38%	06/15/2049	3,645	3,418,901
Utah (State of) Charter School Finance Authority (Esperanza Elementary School); Series 2018 A, RB(f)	5.00%	10/15/2038	2,330	2,178,317
Utah (State of) Charter School Finance Authority (Leadership Learning Academy); Series 2019 A, RB(f)	5.00%	06/15/2050	2,000	1,907,380
Utah (State of) Charter School Finance Authority (Vista Entrada School of Performing Arts);
Series 2012, RB	6.30%	07/15/2032	750	785,408
Series 2012, RB	6.55%	07/15/2042	1,640	1,713,718
				45,784,217
Vermont–0.11%
East Central Vermont Telecommunications District;
Series 2018 A, RB(f)	5.75%	12/01/2036	1,450	1,385,939
Series 2018 A, RB(f)	5.60%	12/01/2043	960	864,797
Series 2019 A, RB(f)	5.00%	12/01/2048	4,330	3,445,251
Vermont (State of) Economic Development Authority; Series 2013, RB(b)(f)(k)	4.63%	04/03/2028	1,650	1,717,584
				7,413,571
Virgin Islands–0.18%
Tobacco Settlement Financing Corp.; Series 2006 A, RB(i)	0.00%	05/15/2035	28,550	11,375,747
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia–0.55%
Celebrate North Community Development Authority; Series 2003 B, RB(g)	6.75%	03/01/2034	$ 1,447	$ 868,200
Lewistown (City of), VA Commerce Center Community Development Authority; Series 2014 B, RB	6.05%	03/01/2044	2,775	2,100,342
Lewistown Commerce Center Community Development Authority;
Series 2014 A, RB	6.05%	03/01/2044	1,238	937,030
Series 2014 C, RB(g)	6.05%	03/01/2054	1,965	358,612
Norfolk (City of), VA Redevelopment & Housing Authority (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge); Series 2019 A, RB	5.25%	01/01/2054	3,300	3,258,783
Peninsula Town Center Community Development Authority; Series 2018, Ref. RB(f)	5.00%	09/01/2045	1,000	996,940
Richmond (City of), VA Redevelopment & Housing Authority; Series 2017, RB(f)	5.55%	01/01/2037	2,160	2,161,058
Roanoke (City of), VA Economic Development Authority (Richfield Living);
Series 2020, RB	5.00%	09/01/2050	1,960	1,647,282
Series 2020, RB	5.13%	09/01/2055	1,210	1,029,008
Roanoke (County of), VA Economic Development Authority;
Series 2019 A, Ref. RB	5.25%	09/01/2049	14,735	13,016,310
Series 2019 A, Ref. RB	5.38%	09/01/2054	7,215	6,456,848
Tobacco Settlement Financing Corp.; Series 2007 B-1, RB	5.00%	06/01/2047	1,515	1,508,046
Virginia (State of) Small Business Financing Authority; Series 2018, RB(b)(f)(k)	5.00%	07/01/2038	1,690	1,709,148
				36,047,607
Washington–1.04%
Greater Wenatchee Regional Events Center Public Facilities District; Series 2012 A, RB	5.00%	09/01/2027	750	745,447
Kalispel Tribe of Indians;
Series 2018 A, RB(f)	5.00%	01/01/2032	2,200	2,341,086
Series 2018 A, RB(f)	5.25%	01/01/2038	3,000	3,150,900
Series 2018 B, RB(f)	5.00%	01/01/2032	500	532,065
Series 2018 B, RB(f)	5.25%	01/01/2038	1,000	1,050,300
Kelso (City of), WA Housing Authority; Series 1998, RB	5.60%	03/01/2028	165	165,084
Kitsap (County of), WA Consolidated Housing Authority; Series 2001 A, RB(b)	6.10%	10/01/2031	50	50,029
Seattle (Port of), WA;
Series 2018 A, RB(b)	5.00%	05/01/2043	3,000	3,398,790
Series 2019, RB(b)	5.00%	04/01/2044	25,295	29,197,260
Tacoma (City of), WA Consolidated Local Improvement Districts; Series 2013, RB	5.75%	04/01/2043	2,079	1,978,239
Washington (State of) Economic Development Finance Authority; Series 2017 A, RB(b)(f)	7.50%	01/01/2032	26,355	22,401,750
Washington (State of) Housing Finance Commission (Heron’s Key Senior Living);
Series 2015 A, RB(f)	7.00%	07/01/2045	1,000	1,016,090
Series 2015 A, RB(f)	7.00%	07/01/2050	1,700	1,726,622
				67,753,662
West Virginia–0.98%
Brooke (County of), WV;
Series 2011 A, RB	6.50%	10/01/2031	3,000	2,920,110
Series 2011 A, RB	6.75%	10/01/2037	4,500	4,348,125
Harrison (County of), WV Commission (Charles Pointe No. 2); Series 2013, Ref. RB (Acquired 06/26/2013; Cost $19,288,697)(f)(g)	7.00%	06/01/2035	27,145	13,572,500
Harrison (County of), WV County Commission (Charles Pointe Economic Opportunity Development District);
Series 2019 A, RB(f)	5.75%	06/01/2042	19,000	16,110,100
Series 2019 B, Ref. RB(f)	7.50%	06/01/2042	6,140	5,311,100
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District);
Series 2017 A, Ref. RB(f)	5.75%	06/01/2043	3,435	3,470,414
Series 2020, Ref. RB(f)	7.50%	06/01/2043	9,060	8,914,859
Ohio (County of), WV Development Authority; Series 2018, RB	5.00%	09/01/2048	10,465	8,972,482
				63,619,690
Wisconsin–2.49%
Public Finance Authority (American Dream at Meadowlands); Series 2017, RB(f)	6.75%	08/01/2031	63,000	54,569,340
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Public Finance Authority (Capitol Encore Academy (The));
Series 2019 A, RB(f)	4.75%	06/01/2029	$ 250	$ 250,545
Series 2019 A, RB(f)	5.25%	06/01/2039	750	743,768
Series 2019 A, RB(f)	5.50%	06/01/2049	1,940	1,923,335
Wisconsin (State of) Health & Educational Facilities Authority;
Series 2010 A, RB(j)(k)	6.13%	06/01/2020	2,765	2,765,000
Series 2019, Ref. RB	5.00%	08/01/2049	2,750	2,097,232
Wisconsin (State of) Health & Educational Facilities Authority (Camillus Health System);
Series 2019, Ref. RB	5.00%	11/01/2039	1,950	1,838,908
Series 2019, Ref. RB	5.00%	11/01/2046	2,100	1,903,104
Series 2019, Ref. RB	5.00%	11/01/2054	3,500	3,098,690
Wisconsin (State of) Public Finance Authority;
Series 2005 A-1, RB(f)(i)	0.00%	01/01/2047	156	3,387
Series 2005 A-1, RB(f)(i)	0.00%	01/01/2048	136	2,909
Series 2005 A-1, RB(f)(i)	0.00%	01/01/2049	134	2,795
Series 2005 A-1, RB(f)(i)	0.00%	01/01/2050	129	2,590
Series 2005 A-1, RB(f)(i)	0.00%	01/01/2051	127	2,496
Series 2005 A-1, RB(f)(i)	0.00%	01/01/2052	165	3,107
Series 2005 A-1, RB(f)(i)	0.00%	01/01/2053	163	3,001
Series 2005 A-1, RB(f)(i)	0.00%	01/01/2054	158	2,811
Series 2005 A-1, RB(f)(i)	0.00%	01/01/2055	154	2,685
Series 2005 A-1, RB(f)(i)	0.00%	01/01/2056	151	2,577
Series 2005 A-1, RB(f)(g)	5.50%	07/01/2056	7,586	5,411,083
Series 2005 A-1, RB(f)(i)	0.00%	01/01/2057	168	2,766
Series 2005 A-1, RB(f)(i)	0.00%	01/01/2058	163	2,622
Series 2005 A-1, RB(f)(i)	0.00%	01/01/2059	159	2,497
Series 2005 A-1, RB(f)(i)	0.00%	01/01/2060	156	2,358
Series 2005 A-1, RB(f)(i)	0.00%	01/01/2061	153	2,250
Series 2005 A-1, RB(f)(i)	0.00%	01/01/2062	149	2,124
Series 2005 A-1, RB(f)(i)	0.00%	01/01/2063	146	2,025
Series 2005 A-1, RB(f)(i)	0.00%	01/01/2064	143	1,938
Series 2005 A-1, RB(f)(i)	0.00%	01/01/2065	140	1,837
Series 2005 A-1, RB(f)(i)	0.00%	01/01/2066	151	1,875
Series 2005 A-1, RB(f)(i)	0.00%	01/01/2067	1,821	20,887
Series 2012 A-1, RB	7.00%	10/01/2042	6,883	5,768,499
Series 2012 B-1, RB(i)	0.00%	10/01/2042	1,055	399,845
Series 2012 C-1, RB(i)	0.00%	10/01/2042	2,000	41,200
Series 2012, RB	6.00%	09/01/2045	5,875	5,895,092
Series 2015 A, RB	6.00%	02/01/2045	1,910	1,912,884
Series 2016 A, RB(f)	5.25%	05/01/2046	2,500	2,384,250
Series 2016 A, RB	5.25%	01/01/2052	10,960	11,765,231
Series 2017 A, RB	5.00%	12/01/2052	865	836,689
Series 2018, RB (INS - AGM)(c)	5.00%	07/01/2058	7,900	8,968,159
Series 2019 A, RB(f)	5.38%	06/01/2044	1,480	1,318,428
Series 2019 A, RB(f)	5.50%	06/01/2054	1,840	1,609,356
Series 2019, RB(f)	5.00%	06/15/2054	455	422,786
Wisconsin (State of) Public Finance Authority (21st Century Public Academy);
Series 2020 A, RB(f)	5.00%	06/01/2040	760	702,970
Series 2020 A, RB(f)	5.00%	06/01/2049	1,340	1,176,815
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands); Series 2017, RB(f)	7.00%	12/01/2050	33,850	29,798,155
Wisconsin (State of) Public Finance Authority (Bancroft Neurohealth); Series 2016 A, RB(f)	5.13%	06/01/2048	2,075	1,958,841
Wisconsin (State of) Public Finance Authority (Explore Knowledge Foundation);
Series 2012 A, RB	5.75%	07/15/2032	1,120	1,177,714
Series 2012 A, RB	6.00%	07/15/2042	1,345	1,406,184
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. Central District Development); Series 2016, RB	5.00%	03/01/2046	7,720	8,819,791
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority (North Carolina Leadership Academy); Series 2019, RB(f)	5.00%	06/15/2049	$ 520	$ 492,580
				161,528,011
Total Municipal Obligations (Cost $7,690,937,793)					7,327,494,350
			Shares
Common Stocks & Other Equity Interests–0.22%
Georgia–0.00%
Delta Air Lines, Inc.			7,679	193,587
Michigan–0.00%
General Motors Co.			2,919	75,544
Ohio–0.22%
Energy Harbor Corp.(n)			361,240	13,907,757
Total Common Stocks & Other Equity Interests (Cost $11,063,467)					14,176,888
	Interest Rate	Maturity Date	Principal Amount (000)
U.S. Dollar Denominated Bonds & Notes–0.02%
Texas–0.02%
Aspen Power LLC (Cost $ 19,250,000)(g)(h)	9.00%	11/15/2049	$ 19,250	1,432,000
TOTAL INVESTMENTS IN SECURITIES(o)–113.07% (Cost $7,721,251,260)					7,343,103,238
FLOATING RATE NOTE OBLIGATIONS–(12.57)%
Notes with interest and fee rates ranging from 0.66% to 0.86% at 05/31/2020 and contractual maturities of collateral ranging from 07/15/2035 to 11/15/2057				(816,535,000)
BORROWINGS–(2.11)%					(137,200,000)
OTHER ASSETS LESS LIABILITIES–1.61%					104,879,368
NET ASSETS –100.00%					$6,494,247,606
Investment Abbreviations:
ACA	– ACA Financial Guaranty Corp.
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
CPI	– Consumer Price Index
Ctfs.	– Certificates
FGIC	– Financial Guaranty Insurance Company
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
Wts.	– Warrants
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® High Yield Municipal Fund

Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Security subject to the alternative minimum tax.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)	Underlying security related to TOB Trusts entered into by the Fund.
(e)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2020 was $738,154,086, which represented 11.37% of the Fund’s Net Assets.
(g)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2020 was $431,685,759, which represented 6.65% of the Fund’s Net Assets.
(h)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(i)	Zero coupon bond issued at a discount.
(j)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(k)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(l)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(m)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2020.
(n)	Non-income producing security.
(o)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® High Yield Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the three months ended May 31, 2020, there were transfers from Level 2 to Level 3 of $1,666,400, due to lack of availability of market data for these securities.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$7,185,487,950	$142,006,400	$7,327,494,350
Common Stocks & Other Equity Interests	14,176,888	—	—	14,176,888
U.S. Dollar Denominated Bonds & Notes	—	—	1,432,000	1,432,000
Total Investments in Securities	14,176,888	7,185,487,950	143,438,400	7,343,103,238
Other Investments - Assets
Investments Matured	—	2,384,981	18,058,641	20,443,622
Total Investments	$14,176,888	$7,187,872,931	$161,497,041	$7,363,546,860
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the three months ended May 31, 2020:
	Value February 29, 2020	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain	Change in Unrealized Appeciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value May 31, 2020
Municipal Obligations	$ 145,408,549	$ 66,462	$ (2,139,890)	$ 28,348	$ 77,669	$ (3,101,138)	$ 1,666,400	$-	$ 142,006,400
U.S. Dollar Denominated Bonds & Notes	1,432,000	-	-	-	-	-	—	-	1,432,000
Investments Matured	19,777,377	12,742	(607,843)	—	—	(1,123,635)	-	—	18,058,641
Total	$ 166,617,926	$ 79,204	$(2,747,733)	$ 28,348	$ 77,669	$ (4,224,773)	$ 1,666,400	$-	$ 161,497,041
Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
NOTE 3—Subsequent Event
Effective on or about September 30, 2020, the name of the Fund and all references thereto will change from Invesco Oppenheimer Rochester® High Yield Municipal Fund to Invesco Rochester® Municipal Opportunities Fund.
Invesco Oppenheimer Rochester® High Yield Municipal Fund